UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2017

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.bernstein.com and clicking on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016, without charge. Simply visit www.abglobal.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •   Are Not Bank Guaranteed

Portfolio Manager Commentary (Unaudited)

To Our Shareholders—May 17, 2017

On the following pages, you will find the 2017 semi-annual report for the Portfolios* (collectively, the “Portfolios”; and individually, a “Portfolio”) of the Bernstein Fund, Inc. (the “Fund”). The semi-annual report covers the six- and 12-month periods ended March 31, 2017 and includes financial statements as well as notes to the financial statements, information about the recent performance of the Portfolios and a listing of each Portfolio’s holdings as of the period end.

After experiencing some initial volatility, global equity markets have been strong over the last six months. In the fourth quarter of 2016, once the uncertainty related to the US election had passed, markets began to rally on signs of accelerating global economic growth and expectations of stimulative policies from the new administration and Congress. The first three months of 2017 built on those gains, but the rally showed signs of weakness towards the end of the quarter as efforts to repeal the Affordable Care Act failed, raising questions as to Congress’s ability to push through new legislation. For the six-month period as a whole, US, international developed and emerging markets enjoyed strong, positive returns.

Markets continue to focus on faster US and global growth and the likelihood of higher inflation. The Federal Reserve has already begun to tighten, with additional interest-rate hikes likely in 2017. Other central banks may follow, but much will depend on what happens with inflation.

If you have any questions about your investments in the Portfolios, please contact your Bernstein Advisor by calling 212.756.4097, or visit www.bernstein.com. As always, we are firmly dedicated to your investment success. Thank you for your continued interest in the Portfolios.

Sincerely,

Seth J. Masters

President

Bernstein Fund, Inc.

*	This performance discussion is intended as a general market commentary.

Bernstein Small Cap Core Portfolio

Investment Objectives and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Adviser”). The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the US. The Portfolio defines small-capitalization companies as those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (“Russell 2000”) and the largest company in the Russell 2000. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Adviser applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark. Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Adviser is recommending against purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation,

(Portfolio Adviser Commentary continued on next page)

2017 Semi-Annual Report	1

Portfolio Manager Commentary (continued)

quality, investor behavior and corporate behavior. In general, stocks are purchased when, in the view of the Adviser, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Adviser to dispose of the security. The Adviser expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Bernstein International Small Cap Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager. The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-US Small Cap. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex-US Small Cap changes.

The Portfolio’s exposure to non-US companies may change over time based on the Adviser’s assessment of market conditions and the investment merit of non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and, at times, may have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile; (2) where the company has an established presence and conducts its business; and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging market countries and, at times, may invest significantly in emerging markets.

The Portfolio consists of securities selected using three separate strategies—international growth, international value, and quantitative. Under the growth strategy, the Adviser seeks companies with strong franchises and competitive positioning, as well as companies where the Adviser believes that a positive change is underway that will drive growth and returns in the medium term. Under the value strategy, the Adviser seeks to exploit controversies and enduring market behaviors of focusing too heavily on recent information and fearing loss more than valuing potential gains. Under the quantitative strategy, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

(Portfolio Adviser Commentary continued on next page)

2	Bernstein Fund, Inc.

Portfolio Manager Commentary (continued)

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

Bernstein International Strategic Equities Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager. The Adviser invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the MSCI ACWI ex-US, which includes both developed and emerging market countries. The Portfolio focuses on securities of large-cap and mid-cap companies. The Adviser expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex-US and may invest in issuers in countries outside of the MSCI ACWI ex-US. The Portfolio’s exposure among non-US countries may change over time based on the Adviser’s assessment of market conditions and the investment merit of particular non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile; (2) where the company has an established presence and conducts its business; and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.

The Adviser utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. Specifically, the Portfolio’s management team uses the universe of securities selected by the Adviser’s various fundamental investment teams focusing on international equity securities, and applies its quantitative analysis to these securities. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

2017 Semi-Annual Report	3

Disclosures and Risks (Unaudited)

Benchmark Disclosures

None of the following indices or averages reflects fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI ex-US measures the performance of the large- and mid-cap market segment across 22 developed markets (excluding the US) and 23 emerging-market countries. The MSCI ACWI ex-US Small Cap measures the performance of the small-cap market segment across 22 developed markets (excluding the US) and 23 emerging-market countries. The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Bernstein Portfolios:

The share price of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Market Risk: The Portfolios are subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. In the past several years, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. Recently, some securities markets, particularly in Europe and Asia, have been very volatile and have declined in value significantly. These market conditions may continue, worsen, or spread. The US Government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates low. Other governments have tried to support markets by buying stocks and through other market interventions. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign central banks have implemented, and others have discussed implementing, so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other US or non-U.S. governmental or central bank actions, including interest rate increases or decreases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest.

Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The United Kingdom has voted to withdraw from the EU, and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Redemption Risk: The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Allocation Risk: The Portfolios may seek to focus on different investment disciplines or factors at different times as means to achieve their investment objective. In the event that the

Disclosures and Risks continued on next page

4	Bernstein Fund, Inc.

Disclosures and Risks (continued)

investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk: The Portfolios may use derivatives in currency hedging strategies as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The US government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, may limit their availability or utility or otherwise adversely affect their performance, or may disrupt markets.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could have an adverse effect on the value or performance of the Portfolios.

REIT Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and selection risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

International Strategic Equities and International Small Cap Portfolios

Foreign (Non-US) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in US securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk: The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks identified above such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging Markets Securities Risk: The risks of investing in foreign (non-US) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Disclosures and Risks continued on next page

2017 Semi-Annual Report	5

Disclosures and Risks (continued)

Foreign Currency Risk: This is the risk that changes in foreign (non-US) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the US dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the US dollar).

Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The performance shown on page 7 represents past performance and does not guarantee future results. Performance information is as of the dates shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling 212.756.4097. The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolios carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit www.bernstein.com, click on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097 or contact your Bernstein Advisor. Please read the prospectus and/or summary prospectus carefully before investing.

6	Bernstein Fund, Inc.

Historical Performance (Unaudited)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS
THROUGH MARCH 31, 2017	PAST 6 MONTHS	PAST 12 MONTHS
Small Cap Core Portfolio—SCB Class[1]	10.47%	21.29%
Small Cap Core Portfolio—Advisor Class	10.60%	21.66%
Small Cap Core Portfolio—Class Z	10.62%	21.69%
Russell 2000 Index	11.52%	26.22%
Lipper Small-Cap Growth Funds Average	8.56%	22.09%

International Small Cap Portfolio—SCB Class[2]	4.16%	11.84%
International Small Cap Portfolio—Advisor Class	4.29%	12.19%
International Small Cap Portfolio—Class Z	4.29%	12.20%
MSCI ACWI ex-US Small Cap	4.95%	12.26%
Lipper International Small/Mid-Cap Core Average	5.56%	11.66%

International Strategic Equities Portfolio—SCB Class[3]	7.11%	12.09%
International Strategic Equities Portfolio—Advisor Class	7.27%	12.38%
International Strategic Equities Portfolio—Class Z	7.26%	12.36%
MSCI ACWI ex-US	6.51%	13.13%
Lipper International Large-Cap Core Average	5.74%	11.34%

[1]

The current prospectus table shows the total annual operating expense ratios for the Small Cap Core Portfolio as 1.40%, 1.15% and 1.21% for SCB Class, Advisor Class and Z Class shares, respectively, gross of any fee waiver or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any registered funds advised by the Manager in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.30%, 1.05% and 1.05% for SCB Class, Advisor Class and Z Class shares, respectively. These waivers may not be terminated prior to January 27, 2018. Any fees waived and expenses borne by the Manager may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

[2]

The current prospectus table shows the total annual operating expense ratios for the International Small Cap Core Portfolio as 1.53%, 1.22% and 1.23% for SCB Class, Advisor Class and Z Class shares, respectively, gross of any fee waiver or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any registered funds advised by the Manager in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.35%, 1.10% and 1.10% for SCB Class, Advisor Class and Z Class shares, respectively. These waivers may not be terminated prior to January 27, 2018. Any fees waived and expenses borne by the Manager may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

[3]

The current prospectus table shows the total annual operating expense ratios for the International Strategic Equities Portfolio as 1.34%, 1.06% and 1.08% for SCB Class, Advisor Class and Z Class shares, respectively, gross of any fee waiver or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any registered funds advised by the Manager in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs, on an annualized basis, from exceeding 1.20%, 0.95% and 0.95% of average daily net assets for SCB Class, Advisor Class and Z Class shares (“expense limitations”), respectively. These waivers may not be terminated prior to January 27, 2018. Any fees waived and expenses borne by the Adviser may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual portfolio operating expenses to exceed the expense limitations. This contractual agreement may be terminated by the Board of Directors of Bernstein Fund, Inc. at its discretion prior to the expiration date. The Manager has contractually agreed to waive 0.05% of the management fee through January 27, 2018.

See Disclosures, Risks and Note about Historical Performance on pages 4–6.

(Historical Performance continued on next page)

2017 Semi-Annual Report	7

Historical Performance (continued from previous page)

Small Cap Core-SCB Class Shares
Growth of a $10,000 Investment in the Portfolio 12/29/15* to 3/31/17

International Small Cap-SCB Class Shares
Growth of a $10,000 Investment in the Portfolio 12/21/15** to 3/31/17

International Strategic Equities-SCB Class Shares
Growth of a $10,000 Investment in the Portfolio 12/21/15** to 3/31/17

*	Inception date: 12/29/2015

**	Inception date: 12/21/2015

Past performance is no guarantee of future results and an investment in the portfolios described could lose value. Each chart illustrates the total value of an assumed $10,000 investment as compared to the performance of the Portfolio’s benchmark.

See Disclosures, Risks and Note about Historical Performance on pages 4–6.

8	Bernstein Fund, Inc.

Expense Example—March 31, 2017 (Unaudited)

As a shareholder of a Portfolio, you incur various ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALL CAP CORE PORTFOLIO	BEGINNING ACCOUNT VALUE OCTOBER 1, 2016	ENDING ACCOUNT VALUE MARCH 31, 2017	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
SCB Class
Actual	$1,000	$1,104.70	$6.14	1.17%
Hypothetical**	$1,000	$1,019.10	$5.89	1.17%
Advisor Class
Actual	$1,000	$1,106.00	$4.78	0.91%
Hypothetical**	$1,000	$1,020.39	$4.58	0.91%
Class Z
Actual	$1,000	$1,106.20	$4.62	0.88%
Hypothetical**	$1,000	$1,020.54	$4.43	0.88%

INTERNATIONAL SMALL CAP PORTFOLIO	BEGINNING ACCOUNT VALUE OCTOBER 1, 2016	ENDING ACCOUNT VALUE MARCH 31, 2017	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*	EFFECTIVE EXPENSES PAID DURING PERIOD+	EFFECTIVE ANNUALIZED EXPENSE RATIO+
SCB Class
Actual	$1,000	$1,041.60	$6.87	1.35%	$6.92	1.36%
Hypothetical**	$1,000	$1,018.20	$6.79	1.35%	$6.84	1.36%
Advisor Class
Actual	$1,000	$1,042.90	$5.60	1.10%	$5.65	1.11%
Hypothetical**	$1,000	$1,019.45	$5.54	1.10%	$5.59	1.11%
Class Z
Actual	$1,000	$1,042.90	$5.60	1.10%	$5.65	1.11%
Hypothetical**	$1,000	$1,019.45	$5.54	1.10%	$5.59	1.11%

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	BEGINNING ACCOUNT VALUE OCTOBER 1, 2016	ENDING ACCOUNT VALUE MARCH 31, 2017	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*	EFFECTIVE EXPENSES PAID DURING PERIOD+	EFFECTIVE ANNUALIZED EXPENSE RATIO+
SCB Class
Actual	$1,000	$1,071.10	$6.09	1.18%	$6.14	1.19%
Hypothetical**	$1,000	$1,019.05	$5.94	1.18%	$5.99	1.19%
Advisor Class
Actual	$1,000	$1,072.70	$4.81	0.93%	$4.86	0.94%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%	$4.73	0.94%
Class Z
Actual	$1,000	$1,072.60	$4.81	0.93%	$4.86	0.94%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%	$4.73	0.94%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Portfolios’ investments in affiliated/unaffiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolios’ effective expenses are equal to the classes’ annualized expense ratio plus the Portfolios’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2017 Semi-Annual Report	9

Portfolio Summary—March 31, 2017 (Unaudited)

Small Cap Core Portfolio
Sector Breakdown*
Financials	19.6%
Information Technology	18.2
Industrials	16.2
Consumer Discretionary	12.3
Health Care	12.0
Real Estate	7.6
Materials	4.4
Energy	3.6
Utilities	3.2
Consumer Staples	2.1
Telecommunication Services	0.8

International Small Cap Portfolio
Sector Breakdown*		Country Breakdown*
Consumer Discretionary	21.8%
Industrials	16.6
Information Technology	14.9
Materials	10.2
Consumer Staples	10.1
Financials	7.7
Health Care	6.5
Real Estate	4.4
Energy	2.7
Utilities	1.9
Funds and Investment Trusts	1.7
Telecommunication Services	1.5

International Strategic Equities Portfolio
Sector Breakdown*		Country Breakdown*
Financials	25.1%
Information Technology	15.5
Industrials	14.0
Consumer Discretionary	10.7
Materials	8.9
Energy	7.1
Consumer Staples	7.1
Telecommunication Services	4.3
Utilities	3.3
Health Care	2.4
Real Estate	1.6

*	All data are as of March 31, 2017. The Portfolio’s country and sector breakdowns are expressed as a percentage of each Portfolio’s long-term investments and may vary over time. Each Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for additional details).

(a)	“Other” represents 6.7% in MSCI EM Index countries and 11.0% in MSCI EAFE Index countries and 3.2% in other emerging market countries.

(b)	“Other” represents 0.5% in MSCI EM Index countries and 13.0% in MSCI EAFE Index countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

10	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2017 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–98.5%
Financials–19.3%
Banks–11.4%
1st Source Corp.	30,300	$1,422,585
Bank of the Ozarks, Inc.	36,680	1,907,727
Banner Corp.	48,740	2,711,894
Cathay General Bancorp	138,470	5,217,550
Chemical Financial Corp.	30,310	1,550,357
City Holding Co.	42,880	2,764,902
Community Trust Bancorp, Inc.	55,330	2,531,348
ConnectOne Bancorp, Inc.	89,020	2,158,735
Customers Bancorp, Inc.(a)	78,340	2,470,060
Eagle Bancorp, Inc.(a)	13,500	805,950
Enterprise Financial Services Corp.	55,300	2,344,720
Farmers Capital Bank Corp.	31,980	1,291,992
FCB Financial Holdings, Inc.–Class A(a)	102,750	5,091,262
First Citizens BancShares, Inc./NC–Class A	4,380	1,468,921
First Financial Corp./IN	84,030	3,991,425
Flushing Financial Corp.	64,930	1,744,669
Great Southern Bancorp, Inc.	44,370	2,240,685
Great Western Bancorp, Inc.	35,770	1,517,006
Hancock Holding Co.	35,260	1,606,093
Hanmi Financial Corp.	116,670	3,587,602
Heritage Financial Corp./WA	98,550	2,439,113
Hilltop Holdings, Inc.	178,550	4,904,768
International Bancshares Corp.	95,830	3,392,382
Investors Bancorp, Inc.	138,340	1,989,329
LegacyTexas Financial Group, Inc.	29,140	1,162,686
MBT Financial Corp.	131,620	1,493,887
Popular, Inc.	67,010	2,729,317
Preferred Bank/Los Angeles CA	16,390	879,487
PrivateBancorp, Inc.	40,570	2,408,641
Prosperity Bancshares, Inc.	53,770	3,748,307
Republic Bancorp, Inc./KY–Class A	66,840	2,298,628
Sierra Bancorp	31,240	856,913
State Bank Financial Corp.	63,720	1,664,366
Sterling Bancorp/DE	66,360	1,572,732
Texas Capital Bancshares, Inc.(a)	38,020	3,172,769
Triumph Bancorp, Inc.(a)	32,702	843,712
Umpqua Holdings Corp.	87,870	1,558,814
Valley National Bancorp	132,430	1,562,674
Webster Financial Corp.	30,110	1,506,704
Western Alliance Bancorp(a)	54,290	2,665,096
Wintrust Financial Corp.	16,460	1,137,715

		92,413,523

Capital Markets–1.0%
BGC Partners, Inc.–Class A	91,730	1,042,053
Evercore Partners, Inc.–Class A	21,030	1,638,237
Greenhill & Co., Inc.	138,530	4,058,929
Stifel Financial Corp.(a)	27,030	$1,356,635

		8,095,854

Consumer Finance–0.3%
Nelnet, Inc.–Class A	57,260	2,511,424

Insurance–3.1%
Assured Guaranty Ltd.	80,730	2,995,890
CNO Financial Group, Inc.	90,410	1,853,405
HCI Group, Inc.	67,160	3,061,153
Heritage Insurance Holdings, Inc.	185,760	2,372,155
National Western Life Group, Inc.–Class A	5,200	1,581,632
Primerica, Inc.	19,920	1,637,424
Third Point Reinsurance Ltd.(a)	269,600	3,262,160
Universal Insurance Holdings, Inc.	182,020	4,459,490
Validus Holdings Ltd.	72,900	4,110,831

		25,334,140

Mortgage Real Estate Investment Trusts (REITs)–1.4%
AG Mortgage Investment Trust, Inc.	90,970	1,642,008
Invesco Mortgage Capital, Inc.	56,900	877,398
MTGE Investment Corp.	121,560	2,036,130
New Residential Investment Corp.	176,420	2,995,612
Redwood Trust, Inc.	199,010	3,305,556

		10,856,704

Thrifts & Mortgage Finance–2.1%
Essent Group Ltd.(a)	92,480	3,345,002
MGIC Investment Corp.(a)	558,800	5,660,644
Radian Group, Inc.	319,710	5,741,991
Walker & Dunlop, Inc.(a)	59,830	2,494,313

		17,241,950

		156,453,595

Information Technology–17.9%
Communications Equipment–1.4%
Extreme Networks, Inc.(a)	263,240	1,976,932
F5 Networks, Inc.(a)	28,480	4,060,394
InterDigital, Inc./PA	66,610	5,748,443

		11,785,769

Electronic Equipment, Instruments & Components–4.1%
Anixter International, Inc.(a)	50,930	4,038,749
Benchmark Electronics, Inc.(a)	111,350	3,540,930
Celestica, Inc. (Toronto)(a)	268,730	3,904,647
Coherent, Inc.(a)	18,600	3,824,904
ePlus, Inc.(a)	14,730	1,989,287
Insight Enterprises, Inc.(a)	54,400	2,235,296
Methode Electronics, Inc.	78,060	3,559,536
Sanmina Corp.(a)	112,360	4,561,816
Tech Data Corp.(a)	23,030	2,162,517
TTM Technologies, Inc.(a)	130,440	2,103,997
Vishay Intertechnology, Inc.	100,760	1,657,502

		33,579,181

Internet Software & Services–2.1%
Cimpress NV(a)	47,420	4,087,130

2017 Semi-Annual Report	11

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
j2 Global, Inc.	50,070	$4,201,373
LogMeIn, Inc.	52,580	5,126,550
Web.com Group, Inc.(a)	174,690	3,371,517

		16,786,570

IT Services–3.0%
Booz Allen Hamilton Holding Corp.	131,150	4,641,398
CACI International, Inc.–Class A(a)	22,090	2,591,157
Convergys Corp.	93,890	1,985,774
EVERTEC, Inc.	243,130	3,865,767
Hackett Group, Inc. (The)	218,600	4,260,514
Science Applications International Corp.	73,220	5,447,568
Sykes Enterprises, Inc.(a)	55,860	1,642,284

		24,434,462

Semiconductors & Semiconductor Equipment–3.7%
Advanced Energy Industries, Inc.(a)	34,800	2,385,888
Advanced Micro Devices, Inc.(a)	187,870	2,733,508
Brooks Automation, Inc.	165,190	3,700,256
Cabot Microelectronics Corp.	38,800	2,972,468
Cirrus Logic, Inc.(a)	32,900	1,996,701
Cypress Semiconductor Corp.	144,550	1,989,008
Integrated Device Technology, Inc.(a)	96,200	2,277,054
IXYS Corp.	90,010	1,309,646
Kulicke & Soffa Industries, Inc.(a)	210,380	4,274,922
MaxLinear, Inc.–Class A(a)	52,420	1,470,381
Versum Materials, Inc.(a)	80,380	2,459,628
Xperi Corp.	70,390	2,389,740

		29,959,200

Software–3.3%
Aspen Technology, Inc.(a)	117,850	6,943,722
Barracuda Networks, Inc.(a)	88,600	2,047,546
Blackbaud, Inc.	20,380	1,562,535
CommVault Systems, Inc.(a)	24,200	1,229,360
Fair Isaac Corp.	51,230	6,606,108
Take-Two Interactive Software, Inc.(a)	78,910	4,676,996
Verint Systems, Inc.(a)	40,300	1,748,012
Zix Corp.(a)	338,050	1,626,021

		26,440,300

Technology Hardware, Storage & Peripherals–0.3%
NCR Corp.(a)	51,490	2,352,063

		145,337,545

Industrials–16.0%
Aerospace & Defense–0.6%
Curtiss-Wright Corp.	41,430	3,780,902
Sparton Corp.(a)	67,570	1,418,294

		5,199,196

Air Freight & Logistics–0.7%
Hub Group, Inc.–Class A(a)	84,100	3,902,240
Park-Ohio Holdings Corp.	37,910	1,362,865

		5,265,105

Airlines–0.8%
Allegiant Travel Co.	15,100	$2,419,775
Hawaiian Holdings, Inc.(a)	82,850	3,848,383

		6,268,158

Building Products–1.9%
Continental Building Products, Inc.(a)	70,950	1,738,275
Gibraltar Industries, Inc.(a)	33,790	1,392,148
NCI Building Systems, Inc.(a)	115,100	1,973,965
Ply Gem Holdings, Inc.(a)	182,550	3,596,235
Trex Co., Inc.(a)	73,260	5,083,511
Universal Forest Products, Inc.	17,650	1,739,231

		15,523,365

Commercial Services & Supplies–1.6%
ACCO Brands Corp.(a)	125,530	1,650,719
CECO Environmental Corp.	289,490	3,042,540
Deluxe Corp.	54,960	3,966,463
Kimball International, Inc.–Class B	146,830	2,422,695
Quad/Graphics, Inc.	58,970	1,488,403

		12,570,820

Construction & Engineering–2.3%
AECOM(a)	78,949	2,809,795
Argan, Inc.	29,970	1,982,515
Dycom Industries, Inc.(a)	21,200	1,970,540
EMCOR Group, Inc.	45,089	2,838,353
Jacobs Engineering Group, Inc.	71,510	3,953,073
MYR Group, Inc.(a)	68,580	2,811,780
Quanta Services, Inc.(a)	63,710	2,364,278

		18,730,334

Electrical Equipment–0.7%
Atkore International Group, Inc.(a)	96,860	2,545,481
EnerSys	18,880	1,490,387
Generac Holdings, Inc.(a)	51,080	1,904,262

		5,940,130

Machinery–2.8%
Chart Industries, Inc.(a)	59,362	2,074,108
Global Brass & Copper Holdings, Inc.	116,280	4,000,032
Greenbrier Cos., Inc. (The)	83,990	3,619,969
Lincoln Electric Holdings, Inc.	48,140	4,181,440
Meritor, Inc.(a)	327,180	5,604,594
Oshkosh Corp.	52,420	3,595,488

		23,075,631

Professional Services–2.2%
CRA International, Inc.	64,420	2,275,959
Insperity, Inc.	44,720	3,964,428
Kforce, Inc.	185,820	4,413,225
RPX Corp.(a)	141,240	1,694,880
TrueBlue, Inc.(a)	205,030	5,607,570

		17,956,062

Trading Companies & Distributors–2.4%
Applied Industrial Technologies, Inc.	79,650	4,926,352
MRC Global, Inc.(a)	201,860	3,700,094
MSC Industrial Direct Co., Inc.–Class A	41,360	4,250,154

12	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
NOW, Inc.(a)	89,150	$1,511,984
Rush Enterprises, Inc.–Class A(a)	100,970	3,340,088
WESCO International, Inc.(a)	20,130	1,400,041

		19,128,713

		129,657,514

Consumer Discretionary–12.1%
Auto Components–1.5%
Dana, Inc.	133,560	2,579,044
LCI Industries	24,790	2,474,042
Stoneridge, Inc.(a)	99,290	1,801,121
Tenneco, Inc.	90,830	5,669,608

		12,523,815

Diversified Consumer Services–1.9%
American Public Education, Inc.(a)	47,170	1,080,193
Capella Education Co.	37,480	3,186,737
DeVry Education Group, Inc.	118,770	4,210,396
K12, Inc.(a)	190,770	3,653,245
Strayer Education, Inc.	36,850	2,966,057

		15,096,628

Hotels, Restaurants & Leisure–3.5%
Bloomin’ Brands, Inc.	264,840	5,225,293
Brinker International, Inc.	116,920	5,139,803
Cheesecake Factory, Inc. (The)	26,760	1,695,514
Denny’s Corp.(a)	361,630	4,473,363
Jack in the Box, Inc.	14,030	1,427,132
Pinnacle Entertainment, Inc.(a)	111,950	2,185,264
Potbelly Corp.(a)	174,710	2,428,469
Ruth’s Hospitality Group, Inc.	250,320	5,018,916
Scientific Games Corp.–Class A(a)	41,940	991,881

		28,585,635

Household Durables–0.8%
Flexsteel Industries, Inc.	32,880	1,657,152
Helen of Troy Ltd.(a)	25,410	2,393,622
Hovnanian Enterprises, Inc.–Class A(a)	347,300	788,371
NACCO Industries, Inc.–Class A	21,530	1,502,794

		6,341,939

Media–1.3%
AMC Networks, Inc.–Class A(a)	49,690	2,915,809
New Media Investment Group, Inc.	79,440	1,128,842
New York Times Co. (The)–Class A	115,850	1,668,240
Nexstar Media Group, Inc.–Class A	30,530	2,141,680
Regal Entertainment Group–Class A	78,660	1,776,143
Scholastic Corp.	17,610	749,658

		10,380,372

Multiline Retail–0.2%
Big Lots, Inc.	33,960	1,653,173

Specialty Retail–2.6%
Caleres, Inc.	107,600	2,842,792
Chico’s FAS, Inc.	236,010	3,351,342
Children’s Place, Inc. (The)	24,040	2,886,002
Francesca’s Holdings Corp.(a)	208,840	$3,205,694
Group 1 Automotive, Inc.	35,980	2,665,398
Michaels Cos., Inc. (The)(a)	182,260	4,080,802
Pier 1 Imports, Inc.	341,990	2,448,648

		21,480,678

Textiles, Apparel & Luxury Goods–0.3%
Perry Ellis International, Inc.(a)	119,980	2,577,170

		98,639,410

Health Care–11.8%
Biotechnology–4.7%
Acorda Therapeutics, Inc.(a)	96,560	2,027,760
Aimmune Therapeutics, Inc.(a)	104,330	2,267,091
AMAG Pharmaceuticals, Inc.(a)	39,450	889,597
Array BioPharma, Inc.(a)	68,950	616,413
Avexis, Inc.(a)	5,620	427,289
BioSpecifics Technologies Corp.(a)	37,320	2,045,136
Bluebird Bio, Inc.(a)	26,240	2,385,216
Blueprint Medicines Corp.(a)	25,760	1,030,142
ChemoCentryx, Inc.(a)	145,587	1,059,873
Clovis Oncology, Inc.(a)	35,580	2,265,379
CytomX Therapeutics, Inc.(a)	27,000	466,290
Enanta Pharmaceuticals, Inc.(a)	61,470	1,893,276
Exelixis, Inc.(a)	93,940	2,035,680
FibroGen, Inc.(a)	70,300	1,732,895
Five Prime Therapeutics, Inc.(a)	49,470	1,788,340
Genomic Health, Inc.(a)	59,220	1,864,838
Ironwood Pharmaceuticals, Inc.(a)	109,880	1,874,553
Lexicon Pharmaceuticals, Inc.(a)	107,710	1,544,561
Ligand Pharmaceuticals, Inc.(a)	5,990	633,982
Portola Pharmaceuticals, Inc.(a)	29,090	1,140,037
Progenics Pharmaceuticals, Inc.(a)	131,480	1,241,171
Sage Therapeutics, Inc.(a)	18,260	1,297,738
TESARO, Inc.(a)	8,070	1,241,731
Ultragenyx Pharmaceutical, Inc.(a)	34,230	2,320,109
Versartis, Inc.(a)	34,330	732,946
Xencor, Inc.(a)	67,030	1,603,358

		38,425,401

Health Care Equipment & Supplies–2.0%
Cardiovascular Systems, Inc.(a)	29,460	832,982
Masimo Corp.(a)	56,450	5,264,527
OraSure Technologies, Inc.(a)	312,200	4,036,746
Orthofix International NV(a)	107,950	4,118,292
Zeltiq Aesthetics, Inc.(a)	35,690	1,984,721

		16,237,268

Health Care Providers & Services–1.8%
Chemed Corp.	27,780	5,075,128
Molina Healthcare, Inc.(a)	64,730	2,951,688
Owens & Minor, Inc.	44,650	1,544,890
WellCare Health Plans, Inc.(a)	33,510	4,698,437

		14,270,143

Health Care Technology–0.5%
Quality Systems, Inc.(a)	236,690	3,607,156

2017 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Life Sciences Tools & Services–0.3%
INC Research Holdings, Inc.–Class A(a)	31,100	$1,425,935
PRA Health Sciences, Inc.(a)	20,420	1,331,997

		2,757,932

Pharmaceuticals–2.5%
Catalent, Inc.(a)	61,320	1,736,582
Corcept Therapeutics, Inc.(a)	261,380	2,864,725
Heska Corp.(a)	20,070	2,106,949
Horizon Pharma PLC(a)	129,540	1,914,601
Medicines Co. (The)(a)	28,910	1,413,699
Pacira Pharmaceuticals, Inc./DE(a)	22,380	1,020,528
Phibro Animal Health Corp.–Class A	87,160	2,449,196
Prestige Brands Holdings, Inc.(a)	62,020	3,445,831
SciClone Pharmaceuticals, Inc.(a)	113,820	1,115,436
Supernus Pharmaceuticals, Inc.(a)	75,370	2,359,081

		20,426,628

		95,724,528

Real Estate–7.5%
Equity Real Estate Investment Trusts (REITs)–7.3%
CareTrust REIT, Inc.	54,340	913,999
Chesapeake Lodging Trust	39,460	945,462
Colony Starwood Homes	51,870	1,760,986
CoreCivic, Inc.	76,190	2,393,890
CorEnergy Infrastructure Trust, Inc.	45,690	1,543,408
Education Realty Trust, Inc.	48,630	1,986,535
EPR Properties	26,240	1,932,051
First Industrial Realty Trust, Inc.	81,930	2,181,796
GEO Group, Inc. (The)	63,790	2,957,942
Getty Realty Corp.	95,830	2,421,624
Gramercy Property Trust	83,673	2,200,600
Highwoods Properties, Inc.	53,040	2,605,855
Independence Realty Trust, Inc.	86,110	806,851
iStar, Inc.(a)	302,630	3,571,034
LaSalle Hotel Properties	123,260	3,568,377
Medical Properties Trust, Inc.	257,630	3,320,851
National Health Investors, Inc.	32,930	2,391,706
New Senior Investment Group, Inc.	78,790	803,658
One Liberty Properties, Inc.	39,930	932,765
Ryman Hospitality Properties, Inc.	45,660	2,823,158
Sabra Health Care REIT, Inc.	132,750	3,707,707
Select Income REIT	94,980	2,449,534
Summit Hotel Properties, Inc.	120,640	1,927,827
Sun Communities, Inc.	26,020	2,090,187
Sunstone Hotel Investors, Inc.	196,690	3,015,258
UMH Properties, Inc.	121,610	1,849,688
Xenia Hotels & Resorts, Inc.	110,660	1,888,966

		58,991,715

Real Estate Management & Development–0.2%
RMR Group, Inc. (The)–Class A	32,570	1,612,215

		60,603,930

Materials–4.3%
Chemicals–2.0%
A. Schulman, Inc.	48,230	$1,516,833
Chemours Co. (The)	50,090	1,928,465
Huntsman Corp.	92,190	2,262,343
KMG Chemicals, Inc.	36,310	1,672,802
Koppers Holdings, Inc.(a)	51,570	2,183,989
Olin Corp.	26,830	881,902
Trinseo SA	91,160	6,116,836

		16,563,170

Containers & Packaging–0.3%
Graphic Packaging Holding Co.	210,260	2,706,046

Metals & Mining–1.7%
AK Steel Holding Corp.(a)	84,440	607,124
Cliffs Natural Resources, Inc.(a)	123,440	1,013,442
Commercial Metals Co.	164,240	3,141,911
Reliance Steel & Aluminum Co.	47,000	3,760,940
Steel Dynamics, Inc.	71,480	2,484,645
Worthington Industries, Inc.	56,330	2,539,920

		13,547,982

Paper & Forest Products–0.3%
Louisiana-Pacific Corp.(a)	102,150	2,535,363

		35,352,561

Energy–3.5%
Energy Equipment & Services–1.2%
Forum Energy Technologies, Inc.(a)	121,550	2,516,085
McDermott International, Inc.(a)	549,020	3,705,885
RPC, Inc.	200,160	3,664,930

		9,886,900

Oil, Gas & Consumable Fuels–2.3%
Alon USA Energy, Inc.	246,180	3,000,934
DHT Holdings, Inc.	649,980	2,905,411
Matador Resources Co.(a)	120,450	2,865,506
Oasis Petroleum, Inc.(a)	118,880	1,695,229
REX American Resources Corp.(a)	42,460	3,842,205
SM Energy Co.	95,420	2,291,988
SRC Energy, Inc.(a)	249,050	2,101,982

		18,703,255

		28,590,155

Utilities–3.2%
Electric Utilities–1.3%
ALLETE, Inc.	19,420	1,314,928
MGE Energy, Inc.	33,240	2,160,600
Otter Tail Corp.	20,990	795,521
PNM Resources, Inc.	71,100	2,630,700
Portland General Electric Co.	74,600	3,313,732

		10,215,481

14	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Gas Utilities–1.4%
Northwest Natural Gas Co.	19,860	$1,173,726
ONE Gas, Inc.	33,900	2,291,640
Southwest Gas Holdings, Inc.	71,070	5,892,414
WGL Holdings, Inc.	24,590	2,029,413

		11,387,193

Independent Power and Renewable Electricity Producers–0.5%
Atlantic Power Corp.(a)	546,610	1,448,517
Ormat Technologies, Inc.	46,530	2,655,932

		4,104,449

		25,707,123

Consumer Staples–2.1%
Food & Staples Retailing–0.4%
SpartanNash Co.	69,890	2,445,451
Village Super Market, Inc.–Class A	35,930	952,145

		3,397,596

Food Products–1.2%
AdvancePierre Foods Holdings, Inc.	57,930	1,805,678
Dean Foods Co.	111,000	2,182,260
J&J Snack Foods Corp.	12,270	1,663,321
John B Sanfilippo & Son, Inc.	39,850	2,916,621
Sanderson Farms, Inc.	9,140	949,098

		9,516,978

Personal Products–0.2%
Natural Health Trends Corp.	64,680	1,869,252

Tobacco–0.3%
Universal Corp./VA	31,670	$2,240,653

		17,024,479

Telecommunication Services–0.8%
Diversified Telecommunication Services–0.6%
General Communication, Inc.–Class A(a)	124,760	2,595,008
Vonage Holdings Corp.(a)	356,560	2,253,459

		4,848,467

Wireless Telecommunication Services–0.2%
Spok Holdings, Inc.	97,620	1,854,780

		6,703,247

Total Common Stocks (cost $723,851,228)		799,794,087

SHORT-TERM INVESTMENTS–0.7%
Investment Companies–0.7%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio–Class AB, 0.54%(b)(c) (cost $5,773,200)	5,773,200	5,773,200

Total Investments—99.2% (cost $729,624,428)		805,567,287

Other assets less liabilities—0.8%		6,586,116

Net Assets—100.0%		$812,153,403

FUTURES (see Note 3)
Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 Mini Futures	686	June 2017	$47,149,526	$47,484,920	$335,394

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT—Real Estate Investment Trust

See notes to financial statements.

2017 Semi-Annual Report	15

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2017 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–93.1%
Consumer Discretionary–20.6%
Auto Components–3.2%
Aisan Industry Co., Ltd.	108,500	$915,294
Brembo SpA	14,487	1,071,750
Cie Plastic Omnium SA	99,741	3,625,636
Faurecia	70,854	3,364,063
Hankook Tire Co., Ltd.	105,631	5,151,621
Linamar Corp.	111,478	5,070,725
Nexteer Automotive Group Ltd.	3,668,000	5,413,169
Tianneng Power International Ltd.	874,000	794,534

		25,406,792

Automobiles–0.1%
Yadea Group Holdings Ltd.(a)(b)	2,346,000	504,370

Diversified Consumer Services–1.1%
IDP Education Ltd.	875,660	3,077,418
Minsheng Education Group Co., Ltd.(a)(b)	12,110,000	2,243,891
Navitas Ltd.	104,951	355,222
Tarena International, Inc. (ADR)	175,914	3,286,074

		8,962,605

Hotels, Restaurants & Leisure–2.7%
Alsea SAB de CV	822,570	2,748,161
CVC Brasil Operadora e Agencia de Viagens SA	347,819	3,210,876
IMAX China Holding, Inc.(a)(b)	1,329,500	6,846,195
Jollibee Foods Corp.	1,224,150	4,816,952
Plenus Co., Ltd.	30,000	665,463
Round One Corp.	111,500	886,504
Tabcorp Holdings Ltd.	582,715	2,114,594
Zeal Network SE	16,420	463,729

		21,752,474

Household Durables–1.0%
De’ Longhi SpA	14,329	416,616
Dorel Industries, Inc.–Class B	29,840	711,753
Fujitsu General Ltd.	140,000	2,781,124
Hisense Kelon Electrical Holdings Co., Ltd.–Class H	585,000	858,977
SodaStream International Ltd.(b)	44,780	2,168,695
Token Corp.	9,800	770,371

		7,707,536

Internet & Direct Marketing Retail–0.1%
GS Home Shopping, Inc.	4,901	1,007,985

Leisure Products–2.1%
Amer Sports Oyj(b)	102,264	2,312,240
Bandai Namco Holdings, Inc.	80,500	2,413,040
Technogym SpA(a)(b)	576,990	3,849,544
Thule Group AB(a)	467,200	$7,837,099

		16,411,923

Media–2.5%
IPSOS	28,181	874,847
Loen Entertainment, Inc.	91,586	7,370,777
Mediaset Espana Comunicacion SA	46,440	597,953
Megacable Holdings SAB de CV	545,125	2,125,499
Metropole Television SA	183,482	4,090,179
NOS SGPS SA	414,366	2,257,793
TV Asahi Holdings Corp.	152,800	2,895,252

		20,212,300

Multiline Retail–1.5%
Dollarama, Inc.	50,470	4,182,651
Myer Holdings Ltd.	951,490	883,159
Poya International Co., Ltd.	32,200	378,855
Seria Co., Ltd.	159,600	6,910,340

		12,355,005

Specialty Retail–3.1%
Ace Hardware Indonesia Tbk PT	77,699,300	4,808,835
Clas Ohlson AB–Class B	39,767	622,566
Delek Automotive Systems Ltd.	85,950	781,513
EDION Corp.	87,300	804,927
Geo Holdings Corp.	56,800	624,729
Giordano International Ltd.	1,732,000	940,803
Groupe Fnac SA(b)	11,930	860,526
Halfords Group PLC	136,841	608,127
JB Hi-Fi Ltd.	40,222	758,813
JD Sports Fashion PLC	82,260	397,490
KappAhl AB	165,730	857,140
Mobilezone Holding AG	55,609	879,951
Mr Price Group Ltd.	289,035	3,440,441
Nishimatsuya Chain Co., Ltd.	58,300	659,478
Senao International Co., Ltd.	504,000	882,010
Shimamura Co., Ltd.	21,500	2,850,138
T-Gaia Corp.	51,700	890,525
Valora Holding AG	2,772	958,224
WH Smith PLC	96,445	2,142,925

		24,769,161

Textiles, Apparel & Luxury Goods–3.2%
Best Pacific International Holdings Ltd.(a)	2,446,000	1,954,534
China Lilang Ltd.	833,000	552,425
Eclat Textile Co., Ltd.	670,000	6,715,704
Geox SpA	158,030	397,527
HUGO BOSS AG	71,765	5,233,345
LF Corp.	47,220	946,560
Li Ning Co., Ltd.(b)	4,652,500	2,732,556
Nan Liu Enterprise Co., Ltd.	649,000	3,304,018
Safilo Group SpA(b)	90,170	640,648
Taiwan Paiho Ltd.	946,000	3,243,327

		25,720,644

		164,810,795

16	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Industrials–16.1%
Aerospace & Defense–0.9%
Saab AB–Class B	115,114	$4,857,089
Senior PLC	893,044	2,303,970

		7,161,059

Air Freight & Logistics–0.3%
Mitsui-Soko Holdings Co., Ltd.	289,000	863,639
Oesterreichische Post AG	20,667	823,255
Panalpina Welttransport Holding AG	6,920	834,800

		2,521,694

Airlines–0.9%
Aeroflot PJSC (GDR)(a)(b)	59,530	884,392
Air Canada(b)	251,759	2,612,531
Air New Zealand Ltd.	562,590	970,163
Qantas Airways Ltd.	807,705	2,400,370

		6,867,456

Building Products–2.4%
DIRTT Environmental Solutions(b)	461,613	2,426,345
dormakaba Holding AG(b)	8,044	6,402,069
Kingspan Group PLC	170,316	5,433,531
Sankyo Tateyama, Inc.	60,400	901,874
Schweiter Technologies AG	790	876,244
Tarkett SA	73,300	3,167,346

		19,207,409

Commercial Services & Supplies–1.1%
Downer EDI Ltd.	198,500	878,436
Loomis AB–Class B	90,117	2,849,507
Rentokil Initial PLC	1,525,820	4,718,985
Transcontinental, Inc.–Class A	26,220	484,632

		8,931,560

Construction & Engineering–2.0%
Balfour Beatty PLC	624,480	2,106,176
Burkhalter Holding AG	6,270	938,951
Carillion PLC	208,894	582,779
Galliford Try PLC	52,140	963,049
John Laing Group PLC(a)	1,405,236	4,797,692
Kyudenko Corp.	163,100	4,446,668
Mirait Holdings Corp.	83,900	823,167
Wilson Bayly Holmes-Ovcon Ltd.	82,163	989,297

		15,647,779

Electrical Equipment–1.7%
Chiyoda Integre Co., Ltd.	36,600	784,964
Kung Long Batteries Industrial Co., Ltd.	171,900	892,378
Melrose Industries PLC	1,627,448	4,547,038
Nitto Kogyo Corp.	42,400	586,516
Philips Lighting NV(a)(b)	34,810	995,597
TKH Group NV	132,846	5,695,748
Zumtobel Group AG	20,140	388,320

		13,890,561

Industrial Conglomerates–0.8%
Rheinmetall AG	62,048	5,201,845
TOKAI Holdings Corp.	125,400	$965,882

		6,167,727

Machinery–3.6%
Biesse SpA	44,054	1,196,029
Bobst Group SA	10,620	978,751
Bodycote PLC	285,371	2,847,123
Duerr AG	36,261	3,235,766
Fenner PLC	231,503	849,122
Harmonic Drive Systems, Inc.	204,700	6,449,444
IHI Corp.(b)	1,038,000	3,283,391
Industria Macchine Automatiche SpA	13,753	1,119,811
Komax Holding AG	3,403	827,266
Makino Milling Machine Co., Ltd.	252,000	2,189,684
Nabtesco Corp.	108,300	2,881,885
Rational AG	1,631	760,770
Syncmold Enterprise Corp.	374,000	825,596
Tadano Ltd.	117,000	1,371,919

		28,816,557

Professional Services–0.8%
Applus Services SA	84,370	1,012,774
Brunel International NV	57,948	942,779
Teleperformance	30,372	3,279,237
WS Atkins PLC	41,468	800,188

		6,034,978

Road & Rail–0.4%
Go-Ahead Group PLC	22,835	493,130
National Express Group PLC	581,420	2,622,461

		3,115,591

Trading Companies & Distributors–1.2%
Daiichi Jitsugyo Co., Ltd.	141,000	884,499
Diploma PLC	305,112	4,048,292
Howden Joinery Group PLC	76,100	413,417
Kloeckner & Co. SE(b)	68,570	740,401
Russel Metals, Inc.	147,664	2,889,211
Yuasa Trading Co., Ltd.	32,600	905,036

		9,880,856

		128,243,227

Information Technology–14.1%
Communications Equipment–0.1%
VTech Holdings Ltd.	89,800	1,073,659

Electronic Equipment, Instruments & Components–2.9%
Cowell e Holdings, Inc.(b)	4,912,000	1,543,250
Daiwabo Holdings Co., Ltd.	347,000	1,024,034
Electrocomponents PLC	177,630	1,053,564
Hollysys Automation Technologies Ltd.	179,830	3,044,522
Inficon Holding AG(b)	2,100	1,041,332
Kaga Electronics Co., Ltd.	48,800	869,234
Kingboard Chemical Holdings Ltd.	680,000	2,512,292
LG Innotek Co., Ltd.	25,479	3,111,628
Mycronic AB	74,574	763,812
Ryosan Co., Ltd.	24,600	741,562

2017 Semi-Annual Report	17

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Test Research, Inc.	436,000	$614,981
Tongda Group Holdings Ltd.	11,430,000	4,049,617
Tripod Technology Corp.	906,000	2,552,586

		22,922,414

Internet Software & Services–0.9%
Dip Corp.	281,800	6,159,692
Moneysupermarket.com Group PLC	180,118	745,195
PChome Online, Inc.	56,594	460,634

		7,365,521

IT Services–2.7%
Alten SA	106,813	8,190,589
Bechtle AG	3,637	394,701
Computacenter PLC	325,074	3,036,312
GFT Technologies SE	31,752	603,344
GMO Payment Gateway, Inc.	73,000	3,636,753
NEC Networks & System Integration Corp.	48,200	933,542
NET One Systems Co., Ltd.	54,800	444,835
Nihon Unisys Ltd.	320,700	4,388,201

		21,628,277

Semiconductors & Semiconductor Equipment–6.5%
ASM International NV	122,030	6,842,661
BE Semiconductor Industries NV	25,792	1,050,852
Disco Corp.	32,600	4,977,836
Elite Advanced Laser Corp.	121,600	605,161
Hua Hong Semiconductor Ltd.(a)	2,637,000	3,702,532
Macronix International(b)	9,609,000	4,022,533
Realtek Semiconductor Corp.	846,000	3,024,896
SCREEN Holdings Co., Ltd.	69,800	5,150,581
Silergy Corp.	416,000	7,676,329
Siltronic AG(b)	120,585	8,038,413
Sumco Corp.	379,700	6,342,592

		51,434,386

Software–0.2%
Cheetah Mobile, Inc. (ADR)(b)	73,230	786,490
Soft-World International Corp.	379,000	815,727

		1,602,217

Technology Hardware, Storage & Peripherals–0.8%
Aten International Co., Ltd.	337,000	949,615
Elecom Co., Ltd.	21,400	409,051
Gigabyte Technology Co., Ltd.	630,000	870,004
Logitech International SA	40,720	1,294,040
Neopost SA	26,180	1,003,810
Riso Kagaku Corp.	42,000	738,342
Roland DG Corp.	31,900	961,107
Spigen Korea Co., Ltd.	7,980	380,148

		6,606,117

		112,632,591

Materials–9.8%
Chemicals–4.8%
Air Water, Inc.	154,100	2,849,268
Arkema SA	42,794	$4,212,675
China General Plastics Corp.	1,128,000	1,047,972
Chugoku Marine Paints Ltd.	115,400	857,987
Dynasty Ceramic PCL	5,932,800	732,050
FUCHS PETROLUB SE (Preference Shares)	46,635	2,273,450
Green Seal Holding Ltd.	582,000	3,173,998
JSR Corp.	286,600	4,849,280
Kumho Petrochemical Co., Ltd.	53,991	3,804,522
LANXESS AG	71,706	4,810,219
Nantex Industry Co., Ltd.	1,198,000	963,487
Nippon Shokubai Co., Ltd.	45,500	3,104,877
Scapa Group PLC	88,850	394,067
Ube Industries Ltd.	420,000	948,508
Victrex PLC	184,180	4,389,445

		38,411,805

Construction Materials–0.5%
CSR Ltd.	1,201,112	4,136,351

Containers & Packaging–0.7%
Cascades, Inc.	89,910	926,921
Mpact Ltd.	205,557	473,249
Pact Group Holdings Ltd.	183,840	982,876
Smurfit Kappa Group PLC	115,418	3,049,878

		5,432,924

Metals & Mining–3.7%
Asahi Holdings, Inc.	54,200	982,549
Bekaert SA	64,190	3,134,523
BlueScope Steel Ltd.	299,945	2,811,903
Boliden AB	92,026	2,739,184
Detour Gold Corp.(b)	134,038	1,536,067
Gerdau SA (Preference Shares)	710,700	2,472,217
Godo Steel Ltd.	39,300	614,940
Granges AB	588,179	5,375,635
Lucara Diamond Corp.	446,620	1,037,753
Lundin Mining Corp.	544,659	3,067,636
Nippon Denko Co., Ltd.	325,200	1,138,163
Nippon Light Metal Holdings Co., Ltd.	383,000	845,304
Northern Star Resources Ltd.	111,500	346,581
Sims Metal Management Ltd.	97,912	925,052
Syrah Resources Ltd.(b)	545,894	1,179,813
Western Areas Ltd.(b)	712,539	1,256,797

		29,464,117

Paper & Forest Products–0.1%
Nippon Paper Industries Co., Ltd.	24,100	433,822
Western Forest Products, Inc.	488,210	796,643

		1,230,465

		78,675,662

Consumer Staples–9.8%
Beverages–1.7%
Britvic PLC	79,170	642,467
Coca-Cola West Co., Ltd.	31,000	1,001,609
Fevertree Drinks PLC	130,710	2,464,500

18	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Refresco Group NV(a)	53,460	$812,679
Royal Unibrew A/S	144,867	6,101,216
Sapporo Holdings Ltd.	102,700	2,776,354

		13,798,825

Food & Staples Retailing–2.7%
Ain Holdings, Inc.	63,500	4,287,026
Clicks Group Ltd.	283,996	2,705,492
cocokara fine, Inc.	93,800	4,080,696
Lenta Ltd. (GDR)(a)(b)	362,190	2,462,892
MARR SpA	75,754	1,637,725
Tsuruha Holdings, Inc.	66,400	6,158,573

		21,332,404

Food Products–3.7%
Bakkafrost P/F	21,372	661,056
Century Pacific Food, Inc.	14,060,000	4,734,848
Cloetta AB	597,963	2,362,316
Dongwon F&B Co., Ltd.	2,042	424,542
Glanbia PLC	250,392	4,836,174
High Liner Foods, Inc.	54,540	740,269
Industrias Bachoco SAB de CV	636,087	2,874,618
Maeil Dairy Industry Co., Ltd.	18,794	793,237
Megmilk Snow Brand Co., Ltd.	83,700	2,307,491
Nichirei Corp.	139,300	3,454,802
Salmar ASA	28,780	620,609
Sao Martinho SA	653,300	3,606,026
Scandi Standard AB	105,284	639,962
Select Harvests Ltd.	78,560	352,728
Thai Vegetable Oil PCL	776,100	756,620

		29,165,298

Household Products–0.8%
Pigeon Corp.	207,600	6,661,227

Personal Products–0.9%
Able C&C Co., Ltd.	28,584	629,119
Cosmax, Inc.	48,487	5,892,129
Oriflame Holding AG(b)	20,480	819,126

		7,340,374

		78,298,128

Financials–6.6%
Banks–2.9%
77 Bank Ltd. (The)	294,000	1,275,440
Banco ABC Brasil SA (Preference Shares)	293,200	1,754,180
Banco Macro SA (ADR)	28,732	2,491,064
Bank Hapoalim BM	513,289	3,128,077
BGEO Group PLC	113,720	4,572,696
Dah Sing Financial Holdings Ltd.	388,800	2,962,146
Hachijuni Bank Ltd. (The)	257,600	1,453,541
Miyazaki Bank Ltd. (The)	133,000	410,224
SpareBank 1 SR-Bank ASA	325,304	2,428,008
Tochigi Bank Ltd. (The)	114,500	528,670
Toho Bank Ltd. (The)	97,000	365,641
TOMONY Holdings, Inc.	153,300	811,149
Towa Bank Ltd. (The)	848,000	$898,422

		23,079,258

Capital Markets–1.1%
Euronext NV(a)	24,582	1,071,894
Flow Traders(a)	122,715	3,863,662
Gluskin Sheff & Associates, Inc.	64,986	859,085
Intermediate Capital Group PLC	349,945	3,099,832

		8,894,473

Consumer Finance–0.8%
AEON Thana Sinsap Thailand PCL	211,800	634,861
AEON Thana Sinsap Thailand PCL (NVDR)	406,100	1,217,266
Gentera SAB de CV	923,749	1,525,581
Hitachi Capital Corp.	117,500	2,848,094
Jaccs Co., Ltd.	80,000	349,039

		6,574,841

Diversified Financial Services–0.1%
NICE Information Service Co., Ltd.	120,710	836,365

Insurance–1.0%
ASR Nederland NV(b)	119,662	3,410,816
Hastings Group Holdings PLC(a)	854,466	2,900,149
UNIQA Insurance Group AG	118,525	919,740
Wuestenrot & Wuerttembergische AG	47,600	944,317

		8,175,022

Thrifts & Mortgage Finance–0.7%
Aareal Bank AG	58,338	2,255,420
Genworth MI Canada, Inc.	33,311	921,040
Genworth Mortgage Insurance Australia Ltd.	885,570	2,124,950

		5,301,410

		52,861,369

Health Care–6.0%
Biotechnology–1.0%
China Biologic Products, Inc.(b)	19,889	1,991,486
Medy-Tox, Inc.	15,024	6,220,137

		8,211,623

Health Care Equipment & Supplies–0.2%
Microlife Corp.	249,000	584,409
Straumann Holding AG	1,722	798,144

		1,382,553

Health Care Providers & Services–1.9%
Alliar Medicos A Frente SA(b)	508,520	2,538,864
Apollo Hospitals Enterprise Ltd. (GDR)(a)(b)	144,800	2,593,978
BML, Inc.	31,800	702,710
Medical Facilities Corp.	29,522	409,136
Raffles Medical Group Ltd.	3,723,000	3,765,983
Shanghai Pharmaceuticals Holding Co., Ltd.–Class H	1,849,700	4,845,493

		14,856,164

Health Care Technology–0.6%
EMIS Group PLC	29,940	332,918

2017 Semi-Annual Report	19

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
NNIT A/S(a)	173,978	$4,675,189

		5,008,107

Pharmaceuticals–2.3%
Boiron SA	10,240	935,135
Dawnrays Pharmaceutical Holdings Ltd.	832,000	483,123
DongKook Pharmaceutical Co., Ltd.	12,885	742,054
Faes Farma SA	228,243	813,575
Indivior PLC	1,061,071	4,284,092
Nippon Shinyaku Co., Ltd.	34,800	1,777,072
Ouro Fino Saude Animal Participacoes SA	107,600	859,260
Recordati SpA	31,035	1,051,845
Samjin Pharmaceutical Co., Ltd.	28,519	827,585
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd.–Class H	554,000	1,164,823
STADA Arzneimittel AG	58,590	3,588,474
Vectura Group PLC(b)	1,195,340	2,286,900

		18,813,938

		48,272,385

Real Estate–4.3%
Equity Real Estate Investment Trusts (REITs)–1.7%
AIMS AMP Capital Industrial REIT	628,000	621,782
Allied Properties Real Estate Investment Trust	70,502	1,913,311
Cominar Real Estate Investment Trust	50,680	548,778
GDI Property Group	756,680	604,023
Granite Real Estate Investment Trust (Toronto)	67,058	2,345,782
Hamborner REIT AG	58,631	597,079
Immobiliare Grande Distribuzione SIIQ SpA	721,931	631,528
Intervest Offices & Warehouses NV	22,971	582,985
Killam Apartment Real Estate Investment Trust	238,875	2,277,652
Lippo Malls Indonesia Retail Trust	2,119,000	598,352
Merlin Properties Socimi SA	155,489	1,737,141
Prologis Property Mexico SA de CV	419,420	719,111
Rebosis Property Fund Ltd.	629,510	593,556

		13,771,080

Real Estate Management & Development–2.6%
CA Immobilien Anlagen AG(b)	187,521	4,116,028
China Overseas Property Holdings Ltd.	4,475,000	823,796
Colliers International Group, Inc.	20,310	960,787
Daikyo, Inc.	280,000	557,138
DIC Asset AG	57,420	570,331
Dongwon Development Co., Ltd.	198,576	763,549
FirstService Corp.	17,870	1,080,518
Inmobiliaria Colonial SA	265,367	1,983,734
Korea Real Estate Investment & Trust Co., Ltd.	151,980	423,382
Leopalace21 Corp.	304,900	1,575,190
Nexity SA(b)	120,067	5,902,910
Sansiri PCL	16,396,400	973,406
Supalai PCL	1,205,500	877,046

		20,607,815

		34,378,895

Energy–2.6%
Energy Equipment & Services–1.0%
Enerflex Ltd.	34,000	$485,258
Pason Systems, Inc.	50,147	724,386
Petrofac Ltd.	335,817	3,879,134
Petroleum Geo-Services ASA(b)	421,776	1,119,162
ShawCor Ltd.	36,460	1,067,329
TMK PJSC (GDR)(a)	162,121	859,241

		8,134,510

Oil, Gas & Consumable Fuels–1.6%
Aker BP ASA	308,333	4,948,451
Gran Tierra Energy, Inc.(b)	922,616	2,455,962
Hankook Shell Oil Co., Ltd.	2,569	913,386
Indo Tambangraya Megah Tbk PT	486,500	737,535
Itochu Enex Co., Ltd.	106,500	881,387
Parkland Fuel Corp.	49,617	1,104,383
Saras SpA	526,750	1,005,801
VERBIO Vereinigte BioEnergie AG	47,490	537,021

		12,583,926

		20,718,436

Utilities–1.8%
Electric Utilities–0.1%
Genesis Energy Ltd.	453,650	661,458

Gas Utilities–0.3%
Ascopiave SpA	303,480	1,123,421
Superior Plus Corp.	102,907	998,233

		2,121,654

Independent Power and Renewable Electricity Producers–0.3%
Electric Power Development Co., Ltd.	117,100	2,751,728

Multi-Utilities–0.1%
Telecom Plus PLC	59,140	886,935

Water Utilities–1.0%
CT Environmental Group Ltd.	18,580,000	3,946,766
Pennon Group PLC	368,943	4,075,518

		8,022,284

		14,444,059

Telecommunication Services–1.4%
Diversified Telecommunication Services–1.1%
B Communications Ltd.	46,540	936,710
Com Hem Holding AB	310,357	3,557,070
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,102,000	327,723
TalkTalk Telecom Group PLC	178,980	424,943
TDC A/S	674,036	3,471,466

		8,717,912

Wireless Telecommunication Services–0.3%
SmarTone Telecommunications Holdings Ltd.	414,000	533,619

20	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
XL Axiata Tbk PT(b)	9,157,125	$2,102,714

		2,636,333

		11,354,245

Total Common Stocks (cost $653,310,889)		744,689,792

WARRANTS–1.9%
Financials–0.9%
Consumer Finance–0.5%
Bharat Financial Inclusion Ltd., Merrill Lynch Intl & Co., expiring 11/05/18(b)	285,438	3,558,182

Thrifts & Mortgage Finance–0.4%
LIC Housing Finance Ltd., Merrill Lynch Intl & Co., expiring 3/28/19(b)	355,416	3,389,468

		6,947,650

Consumer Discretionary–0.5%
Auto Components–0.5%
Apollo Tyres Ltd., JPMorgan Chase Bank, NA, expiring 7/03/18(a)(b)	21,980	70,666
Apollo Tyres Ltd., Merrill Lynch Intl & Co., expiring 9/15/21(b)	33,970	109,322
Apollo Tyres Ltd., Merrill Lynch Intl & Co., expiring 3/04/19(b)	1,071,660	3,448,812

		3,628,800

Information Technology–0.3%
IT Services–0.3%
Vakrangee Ltd., Merrill Lynch Intl & Co., expiring 1/18/19(b)	462,400	2,345,512

Health Care–0.2%
Health Care Providers & Services–0.2%
Apollo Hospitals Enterprise Ltd., Merrill Lynch Intl & Co., expiring 6/28/18(b)	97,450	1,750,869

Utilities–0.0%
Gas Utilities–0.0%
Mahanagar Gas Ltd., Merrill Lynch Intl & Co., expiring 6/30/21(b)	28,410	392,264

Total Warrants (cost $12,211,404)		15,065,095

INVESTMENT COMPANIES–1.7%
Funds and Investment Trusts–1.7%
iShares MSCI India ETF	220,610	$6,945,906
iShares MSCI EAFE Small-Cap ETF	117,500	6,361,450

Total Investment Companies (cost $12,551,937)		13,307,356

RIGHTS–0.0%
Financials–0.0%
Banks–0.0%
Banco ABC Brasil SA, expiring 5/09/17(b)	12,077	72,448

Industrials–0.0%
Commercial Services & Supplies–0.0%
Downer EDI Ltd., expiring 4/11/17(b)	79,400	728

Total Rights (cost $40,303)		73,176

SHORT-TERM INVESTMENTS–3.0%
Investment Companies–3.0%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio– Class AB, 0.54%(c)(d) (cost $23,812,365)	23,812,365	23,812,365

Total Investments—99.7% (cost $701,926,898)		796,947,784

Other assets less liabilities—0.3%		2,398,629

Net Assets—100.0%		$799,346,413

2017 Semi-Annual Report	21

Schedule of Investments (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	48,040	USD	6,906	6/15/17	$(28,746)
Bank of America, NA	SEK	30,125	USD	3,357	6/15/17	(16,865)
Barclays Bank PLC	EUR	14,422	USD	15,449	6/15/17	12,059
Barclays Bank PLC	MXN	77,101	USD	3,846	6/15/17	(226,789)
Barclays Bank PLC	NOK	14,077	USD	1,638	6/15/17	(2,879)
Barclays Bank PLC	USD	13,261	CAD	17,892	6/15/17	206,383
Barclays Bank PLC	USD	15,670	GBP	12,849	6/15/17	455,950
Barclays Bank PLC	USD	14,753	JPY	1,695,578	6/15/17	518,819
Barclays Bank PLC	USD	2,241	ZAR	29,988	6/15/17	(33,103)
Citibank, NA	EUR	2,223	USD	2,413	6/15/17	33,625
Citibank, NA	USD	6,495	EUR	5,988	6/15/17	(85,671)
Royal Bank of Scotland PLC	HKD	21,936	USD	2,829	6/15/17	1,598
Royal Bank of Scotland PLC	USD	9,144	AUD	12,177	6/15/17	147,159
State Street Bank & Trust Co.	SEK	17,760	USD	2,043	6/15/17	54,185
State Street Bank & Trust Co.	USD	5,131	NZD	7,435	6/15/17	71,061
State Street Bank & Trust Co.	USD	3,358	SGD	4,746	6/15/17	36,327
UBS AG	KRW	11,743,722	USD	10,310	6/15/17	(206,778)
UBS AG	TWD	163,538	USD	5,355	6/15/17	(49,014)
UBS AG	USD	5,303	KRW	5,912,680	6/15/17	(8,469)

						$878,852

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $52,926,198 or 6.6% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non Voting Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

22	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2017 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–96.0%
Financials–24.1%
Banks–19.3%
ABN AMRO Group NV (GDR)(a)	1,078,970	$26,163,439
Bank Hapoalim BM	2,361,700	14,392,633
Barclays PLC	3,821,070	10,786,039
BOC Hong Kong Holdings Ltd.	3,515,000	14,366,929
Credicorp Ltd.	42,610	6,958,213
DBS Group Holdings Ltd.	2,129,400	29,496,220
DNB ASA	1,800,690	28,592,375
Erste Group Bank AG	1,161,850	37,832,022
Itausa–Investimentos Itau SA(b)	158,902	484,736
Itausa–Investimentos Itau SA (Preference Shares)	10,121,480	30,714,259
KB Financial Group, Inc.	792,600	34,736,847
Lloyds Banking Group PLC	9,115,890	7,581,506
Mitsubishi UFJ Financial Group, Inc.	3,760,400	23,687,386
Sberbank of Russia PJSC (Sponsored ADR)	1,424,283	16,433,100
Sumitomo Mitsui Trust Holdings, Inc.	316,800	10,977,722

		293,203,426

Capital Markets–1.6%
IG Group Holdings PLC	826,354	5,150,781
Partners Group Holding AG	35,140	18,884,691

		24,035,472

Diversified Financial Services–0.8%
ORIX Corp.	851,100	12,632,482

Insurance–2.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	111,320	21,791,139
NN Group NV	462,570	15,022,945

		36,814,084

		366,685,464

Information Technology–14.8%
Electronic Equipment, Instruments & Components–1.0%
Hon Hai Precision Industry Co., Ltd.	5,374,500	16,118,597

Internet Software & Services–3.1%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	162,830	17,557,959
NetEase, Inc. (ADR)	44,130	12,532,920
Tencent Holdings Ltd.	614,200	17,694,797

		47,785,676

IT Services–0.9%
CGI Group, Inc.–Class A(b)	144,570	6,927,097
Fujitsu Ltd.	1,046,000	$6,420,747

		13,347,844

Semiconductors & Semiconductor Equipment–5.9%
ASML Holding NV	192,740	25,575,205
Infineon Technologies AG	922,660	18,884,380
SCREEN Holdings Co., Ltd.	223,500	16,492,189
Taiwan Semiconductor Manufacturing Co., Ltd.	4,664,000	29,246,232

		90,198,006

Software–2.3%
Constellation Software, Inc./Canada	56,240	27,636,831
Oracle Corp. Japan	118,300	6,782,042

		34,418,873

Technology Hardware, Storage & Peripherals–1.6%
Samsung Electronics Co., Ltd.	13,240	24,367,090

		226,236,086

Industrials–13.5%
Aerospace & Defense–1.0%
Saab AB–Class B	296,820	12,523,943
Safran SA	27,170	2,027,802

		14,551,745

Airlines–3.1%
Japan Airlines Co., Ltd.	655,100	20,799,380
Qantas Airways Ltd.	8,911,238	26,482,771

		47,282,151

Building Products–1.9%
Assa Abloy AB–Class B	570,150	11,720,966
Kingspan Group PLC	528,460	16,859,273

		28,580,239

Electrical Equipment–0.5%
Nidec Corp.	78,800	7,525,755

Industrial Conglomerates–2.3%
Jardine Strategic Holdings Ltd.	454,300	19,085,160
Siemens AG (REG)	117,530	16,098,339

		35,183,499

Machinery–1.8%
IHI Corp.(b)	4,796,000	15,170,660
Kone Oyj–Class B	297,930	13,087,576

		28,258,236

Professional Services–0.9%
RELX NV	726,400	13,475,876

Road & Rail–1.6%
Central Japan Railway Co.	145,160	23,710,411

Trading Companies & Distributors–0.4%
Mitsubishi Corp.	294,400	6,380,406

		204,948,318

2017 Semi-Annual Report	23

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Consumer Discretionary–10.3%
Auto Components–1.3%
Continental AG	90,420	$19,824,599

Automobiles–1.6%
Honda Motor Co., Ltd.	445,400	13,446,199
Peugeot SA(b)	561,480	11,284,337

		24,730,536

Diversified Consumer Services–2.1%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(b)	224,180	13,535,988
TAL Education Group (ADR)(b)	177,310	18,895,927

		32,431,915

Hotels, Restaurants & Leisure–0.5%
InterContinental Hotels Group PLC	148,240	7,260,635

Leisure Products–0.6%
Bandai Namco Holdings, Inc.	273,000	8,183,353

Specialty Retail–2.3%
Shimamura Co., Ltd.	187,800	24,895,621
Yamada Denki Co., Ltd.	1,976,400	9,880,257

		34,775,878

Textiles, Apparel & Luxury Goods–1.9%
Eclat Textile Co., Ltd.	1,919,000	19,234,979
Yue Yuen Industrial Holdings Ltd.	2,586,500	10,164,030

		29,399,009

		156,605,925

Materials–8.5%
Chemicals–6.4%
Arkema SA	197,700	19,461,745
Asahi Kasei Corp.	1,939,000	18,840,139
Covestro AG(a)	495,570	38,178,069
Johnson Matthey PLC	558,320	21,541,125

		98,021,078

Metals & Mining–2.1%
Goldcorp, Inc.	542,670	7,916,531
Novolipetsk Steel PJSC (GDR)(a)	429,960	8,546,108
South32 Ltd.	7,297,160	15,383,582

		31,846,221

		129,867,299

Energy–6.9%
Oil, Gas & Consumable Fuels–6.9%
China Petroleum & Chemical Corp.–Class H	19,574,000	15,932,566
Cosan SA Industria e Comercio	577,900	7,173,447
JX Holdings, Inc.	8,446,600	41,587,223
LUKOIL PJSC (Sponsored ADR)	349,860	18,560,733
Royal Dutch Shell PLC–Class B	517,790	14,233,740
TOTAL SA	139,242	7,040,548

		104,528,257

Consumer Staples–6.8%
Food & Staples Retailing–1.9%
Loblaw Cos., Ltd.	276,940	$15,027,251
Tsuruha Holdings, Inc.	154,500	14,329,812

		29,357,063

Food Products–1.5%
Salmar ASA	501,200	10,807,820
WH Group Ltd.(a)	14,441,500	12,453,195

		23,261,015

Household Products–2.9%
Pigeon Corp.	247,600	7,944,701
Reckitt Benckiser Group PLC	385,190	35,164,655

		43,109,356

Tobacco–0.5%
Imperial Brands PLC	163,780	7,937,378

		103,664,812

Telecommunication Services–4.1%
Diversified Telecommunication Services–4.1%
China Unicom Hong Kong Ltd.	8,540,000	11,470,264
KT Corp.	48,140	1,374,129
KT Corp. (Sponsored ADR)(b)	763,266	12,845,767
Nippon Telegraph & Telephone Corp.	869,900	37,191,110

		62,881,270

Utilities–3.2%
Electric Utilities–2.0%
Centrais Eletricas Brasileiras SA(b)	1,106,700	6,045,030
EDP–Energias de Portugal SA	3,523,650	11,914,017
Endesa SA	505,810	11,871,153

		29,830,200

Multi-Utilities–1.2%
AGL Energy Ltd.	938,730	18,908,920

		48,739,120

Health Care–2.3%
Health Care Equipment & Supplies–0.5%
Cochlear Ltd.	75,340	7,782,799

Pharmaceuticals–1.8%
Recordati SpA	363,160	12,308,302
Sanofi	160,730	14,529,219

		26,837,521

		34,620,320

24	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Real Estate–1.5%
Real Estate Management & Development–1.5%
Cheung Kong Property Holdings Ltd.	1,020,000	$6,880,741
Wharf Holdings Ltd. (The)	1,935,000	16,629,449

		23,510,190

Total Common Stocks (cost $1,294,505,999)		1,462,287,061

SHORT-TERM INVESTMENTS–2.5%
Investment Companies–2.5%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio–Class AB, 0.54%(c)(d) (cost $38,046,796)	38,046,796	$38,046,796

Total Investments—98.5% (cost $1,332,552,795)		1,500,333,857

Other assets less liabilities—1.5%		23,298,853

Net Assets—100.0%		$1,523,632,710

FUTURES (see Note 3)
Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	291	June 2017	$25,721,979	$25,928,100	$206,121

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Banking Group Ltd.	USD	16,593	AUD	21,964	4/18/17	$182,880
Bank of America, NA	CNY	37,290	USD	5,392	4/18/17	(19,554)
Bank of America, NA	USD	2,566	MXN	50,850	4/18/17	144,054
Bank of America, NA	USD	3,613	TRY	13,310	5/16/17	4,132
Barclays Bank PLC	HKD	340,775	USD	43,911	4/18/17	45,765
Barclays Bank PLC	USD	2,018	GBP	1,660	4/18/17	62,808
Barclays Bank PLC	USD	9,466	MXN	188,211	4/18/17	564,862
Citibank, NA	JPY	8,837,183	USD	77,035	4/18/17	(2,381,550)
Citibank, NA	KRW	17,086,035	USD	14,993	4/18/17	(298,576)
Citibank, NA	USD	3,120	AUD	4,150	4/18/17	50,059
Citibank, NA	USD	46,704	CAD	63,072	4/18/17	734,620
Citibank, NA	USD	53,282	GBP	43,513	4/18/17	1,252,829
Citibank, NA	USD	21,930	ZAR	290,864	4/18/17	(301,857)
Citibank, NA	USD	8,386	CHF	8,373	5/16/17	(6,653)
Credit Suisse International	BRL	13,742	USD	4,329	4/04/17	(60,703)
Credit Suisse International	USD	4,337	BRL	13,742	4/04/17	52,369
Credit Suisse International	EUR	10,228	USD	10,824	4/18/17	(94,225)
Morgan Stanley & Co., Inc.	JPY	706,160	USD	6,197	4/18/17	(148,861)
Morgan Stanley & Co., Inc.	USD	3,029	GBP	2,488	4/18/17	89,396
Royal Bank of Scotland PLC	AUD	15,165	USD	11,540	4/18/17	(42,998)
Royal Bank of Scotland PLC	NOK	293,230	USD	34,078	4/18/17	(78,203)
Royal Bank of Scotland PLC	RUB	946,233	USD	16,155	4/18/17	(603,885)
Royal Bank of Scotland PLC	SGD	21,313	USD	15,075	4/18/17	(163,283)
Royal Bank of Scotland PLC	USD	2,315	AUD	3,072	4/18/17	31,434
Royal Bank of Scotland PLC	USD	3,024	CHF	3,047	4/18/17	20,718
State Street Bank & Trust Co.	AUD	3,391	USD	2,591	4/18/17	752

2017 Semi-Annual Report	25

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CNY	14,946	USD	2,151	4/18/17	$(18,256)
State Street Bank & Trust Co.	KRW	7,729,118	USD	6,736	4/18/17	(181,497)
State Street Bank & Trust Co.	TWD	611,307	USD	19,914	4/18/17	(236,566)
State Street Bank & Trust Co.	USD	58,520	CHF	59,047	4/18/17	476,929
State Street Bank & Trust Co.	USD	2,614	EUR	2,447	4/18/17	(2,403)
State Street Bank & Trust Co.	USD	3,281	INR	220,206	4/18/17	114,242
State Street Bank & Trust Co.	USD	2,277	KRW	2,534,192	4/18/17	(8,842)
State Street Bank & Trust Co.	USD	4,985	RUB	297,946	4/18/17	292,063
State Street Bank & Trust Co.	USD	10,352	TWD	314,383	4/18/17	10,374
State Street Bank & Trust Co.	CNY	29,239	USD	4,230	5/16/17	(1,507)
UBS AG	BRL	13,742	USD	4,337	4/04/17	(52,369)
UBS AG	USD	4,384	BRL	13,742	4/04/17	5,783
UBS AG	USD	6,688	EUR	6,258	4/18/17	(7,804)
UBS AG	USD	25,382	INR	1,708,969	4/18/17	964,125
UBS AG	USD	8,513	RUB	487,559	4/18/17	121,845
UBS AG	RUB	898,615	USD	15,857	4/28/17	(21,401)
UBS AG	BRL	13,742	USD	4,358	5/03/17	(2,588)

						$488,458

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $85,340,811 or 5.6% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

RUB—Russian Ruble

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australia, and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

REG—Registered Shares

See notes to financial statements.

26	Bernstein Fund, Inc.

Statement of Assets and Liabilities—March 31, 2017 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
ASSETS
Investments in securities at value
Unaffiliated issuers	$799,794,087	$773,135,419	$1,462,287,061
Affiliated issuers	5,773,200	23,812,365	38,046,796
Foreign currencies, at value (a)	0	6,118,320	2,017,000
Cash collateral due from broker	2,490,180	0	1,344,420
Receivables:
Unaffiliated dividends and interest	924,976	1,790,141	5,866,530
Affiliated dividends	3,516	9,081	15,347
Foreign withholding tax reclaims	0	473,328	1,214,314
Investment securities sold and foreign currency transactions	3,607,834	4,105,325	11,569,635
Capital shares sold	1,183,556	1,834,777	4,223,547
Margin due from broker on exchange-traded derivatives	106,330	0	0
Unrealized appreciation of forward currency exchange contracts	0	1,537,166	5,222,039

Total assets	813,883,679	812,815,922	1,531,806,689

LIABILITIES
Payables:
Investment securities purchased and foreign currency transactions	933,775	11,219,668	309,622
Capital shares redeemed	121,812	628,053	1,656,597
Management fee	583,502	671,608	1,134,723
Margin owed to broker on exchange-traded derivatives	0	0	61,110
Shareholder servicing fee	1,756	12,289	23,369
Transfer Agent fee	17,011	6,471	7,617
Accrued expenses	72,420	273,106	247,360
Unrealized depreciation of forward currency exchange contracts	0	658,314	4,733,581

Total liabilities	1,730,276	13,469,509	8,173,979

NET ASSETS	$812,153,403	$799,346,413	$1,523,632,710

Cost of investments
Unaffiliated issuers	$723,851,228	$678,114,533	$1,294,505,999
Affiliated issuers	5,773,200	23,812,365	38,046,796
NET ASSETS CONSIST OF:
Capital stock, at par	$6,970	$7,204	$13,660
Additional paid-in capital	698,120,894	704,646,112	1,345,894,947
Undistributed net investment income/(distributions in excess of net investment income)	1,018,305	(1,779,335)	948,812
Accumulated net realized gain on investment transactions and foreign currency transactions	36,728,981	669,187	8,271,079
Net unrealized appreciation/depreciation of:
Investments and futures transactions (b)	76,278,253	94,930,244	167,987,183
Foreign currency denominated assets and liabilities	0	873,001	517,029

	$812,153,403	$799,346,413	$1,523,632,710

(a) Cost: $0, $6,114,447 and $2,019,057, respectively. (Note 1)

(b) Net of accrued foreign capital gains taxes of $0, $90,642 and $0, respectively.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

2017 Semi-Annual Report	27

Statement of Assets and Liabilities—March 31, 2017 (Unaudited) (continued)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE
SCB Class Shares
Net Assets	$8,368,474	$58,907,618	$109,629,853
Shares of capital stock outstanding	719,237	5,313,092	9,842,897

Net asset value and offering price per share	$11.64	$11.09	$11.14

Advisor Class Shares
Net Assets	$663,521,962	$462,267,570	$961,622,596
Shares of capital stock outstanding	56,945,254	41,656,805	86,236,744

Net asset value and offering price per share	$11.65	$11.10	$11.15

Class Z Shares
Net Assets	$140,262,967	$278,171,225	$452,380,261
Shares of capital stock outstanding	12,038,903	25,070,244	40,520,662

Net asset value and offering price per share	$11.65	$11.10	$11.16

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

Statement of Operations—for the six months ended March 31, 2017 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME
Income:
Dividends
Unaffiliated issuers (a)	$5,834,221	$4,125,843	$11,341,149
Affiliated issuers	17,616	35,763	70,706

Total income	5,851,837	4,161,606	11,411,855

Expenses:
Management fee (see Note 2A)	3,180,845	3,488,534	6,030,005
Shareholder servicing fee (see Note 2B)	7,818	55,585	105,556
Custodian fee	67,292	146,894	185,000
Transfer Agent fee—Non-Retail Class	1,627	7,670	7,001
Transfer Agent fee—Advisor Class	158,337	66,418	66,277
Transfer Agent fee—Class Z	13,798	25,675	42,756
Registration fees	77,512	62,057	110,536
Administrative	30,507	30,507	30,776
Organizational and offering expense	25,457	23,219	23,194
Printing fees	22,187	22,149	13,711
Directors’ fees and expenses	17,116	15,162	28,555
Auditing and tax fees	15,278	17,147	17,147
Legal fees	11,901	11,170	16,188
Miscellaneous	6,195	17,483	18,222

Total expenses	3,635,870	3,989,670	6,694,924
Less: expenses waived and reimbursed by the Manager (see Note 2A)	(39,764)	(112,692)	(401,550)

Net expenses	3,596,106	3,876,978	6,293,374

Net investment income	2,255,731	284,628	5,118,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (b)	36,359,978	4,944,194	14,895,786
Futures	4,908,162	0	(801,999)
Options written	0	0	1
Foreign currency transactions	0	(1,931,399)	(5,589,123)

Net realized gain on investment transactions and foreign currency transactions	41,268,140	3,012,795	8,504,665

Net change in unrealized appreciation/depreciation of:
Investments (c)	34,925,809	30,956,082	85,559,588
Futures	(173,349)	0	502,359
Foreign currency denominated assets and liabilities	0	664,193	1,185,354

Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	34,752,460	31,620,275	87,247,301

Net realized and unrealized gain on investment transactions and foreign currency transactions	76,020,600	34,633,070	95,751,966

Net increase in net assets resulting from operations	$78,276,331	$34,917,698	$100,870,447

(a) Net of foreign withholding taxes of $2,401, $495,686 and $1,217,980, respectively.

(b) Net of foreign capital gains taxes of $0, $13,410 and $0, respectively.

(c) Net of decrease in accrued foreign capital gains taxes of $0, $31,117 and $0, respectively.

See Notes to Financial Statements.

2017 Semi-Annual Report	29

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/29/15(a) TO 9/30/16	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16

INCREASE (DECREASE) IN NET ASSETS FROM
Operations:
Net investment income	$2,255,731	$791,341	$284,628	$6,289,355
Net realized gain (loss) on investment transactions and foreign currency transactions	41,268,140	(4,539,159)	3,012,795	6,264,090
Net change in unrealized appreciation/depreciation of investments	34,752,460	41,525,793	31,620,275	64,182,970

Net increase in net assets resulting from operations	78,276,331	37,777,975	34,917,698	76,736,415

Dividends and distributions to shareholders:
Dividends from net investment income (b)	(2,070,664)	(1,000)	(9,805,539)	0
Distributions from net realized gain on investment transactions (b)	0	0	(7,197,353)	0

Total dividends and distributions to shareholders	(2,070,664)	(1,000)	(17,002,892)	0

Capital-share transactions:
Net proceeds from sales of shares	54,439,380	711,120,219	130,069,865	605,823,703
Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	1,683,336	1,000	15,960,643	0

Total proceeds from shares sold	56,122,716	711,121,219	146,030,508	605,823,703
Cost of shares redeemed	(55,687,029)	(13,486,145)	(23,361,017)	(23,898,002)

Net increase in net assets from capital-share transactions	435,687	697,635,074	122,669,491	581,925,701

Net increase in net assets	76,641,354	735,412,049	140,584,297	658,662,116

NET ASSETS:
Beginning of period	735,512,049	100,000	658,762,116	100,000

End of period (c)	$812,153,403	$735,512,049	$799,346,413	$658,762,116

(c) Includes undistributed net investment income/(distributions in excess of net investment income) of:	$1,018,305	$833,238	$(1,779,335)	$7,741,576

(a) Commencement of operations.

(b) See page 32 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16

INCREASE (DECREASE) IN NET ASSETS FROM
Operations:
Net investment income	$5,118,481	$17,964,027
Net realized gain (loss) on investment transactions and foreign currency transactions	8,504,665	(1,431,499)
Net change in unrealized appreciation/depreciation of investments	87,247,301	81,256,911

Net increase in net assets resulting from operations	100,870,447	97,789,439

Dividends and distributions to shareholders:
Dividends from net investment income (b)	(17,284,796)	(2,549)
Distributions from net realized gain on investment transactions (b)	(3,689,919)	0

Total dividends and distributions to shareholders	(20,974,715)	(2,549)

Capital-share transactions:
Net proceeds from sales of shares	248,290,088	1,161,220,484
Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	19,090,465	2,549

Total proceeds from shares sold	267,380,553	1,161,223,033
Cost of shares redeemed	(52,106,163)	(30,647,335)

Net increase in net assets from capital-share transactions	215,274,390	1,130,575,698

Net increase in net assets	295,170,122	1,228,362,588

NET ASSETS:
Beginning of period	1,228,462,588	100,000

End of period (c)	$1,523,632,710	$1,228,462,588

(c) Includes undistributed net investment income of:	$948,812	$13,115,127

(a) Commencement of operations.

(b) See page 32 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

2017 Semi-Annual Report	31

Statement of Changes in Net Assets (continued)

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/29/15(a) TO 9/30/16
Dividends to shareholders:
Dividends from net investment income
SCB Class	$(7,038)	$(5)
Advisor Class	(1,673,434)	(5)
Class Z	(390,192)	(990)

	$(2,070,664)	$(1,000)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Dividends and Distributions to shareholders:
Dividends from net investment income
SCB Class	$(559,157)	$0
Advisor Class	(5,563,147)	0
Class Z	(3,683,235)	0

	$(9,805,539)	$0

Distributions from net realized gain on investment transactions
Class SCB	$(445,626)	$0
Advisor Class	(4,068,360)	0
Class Z	(2,683,367)	0

	$(7,197,353)	$0

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Dividends and Distributions to shareholders:
Dividends from net investment income
SCB Class	$(1,023,102)	$(4)
Advisor Class	(10,543,353)	(5)
Class Z	(5,718,341)	(2,540)

	$(17,284,796	$(2,549)

Distributions from net realized gain on investment transactions
Class SCB	$(228,518)	$0
Advisor Class	(2,242,019)	0
Class Z	(1,219,382)	0

	$(3,689,919)	$0

(a) Commencement of operations.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/29/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.54	$10.00

Income from investment operations:
Investment income, net†‡	0.02	0.01
Net realized and unrealized gain on investment transactions and foreign currency transactions	1.09	0.53	(b)

Total from investment operations	1.11	0.54

Less dividends:
Dividends from net investment income	(0.01)	(0.00	)(c)

Net asset value, end of period	$11.64	$10.54

Total return (d)	10.47%	5.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$8,368	$4,870
Average net assets (000 omitted)	$6,203	$2,314
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	1.17%	1.30%
Expenses, before waivers/reimbursements* (e)	1.18%	1.40%
Net investment income*‡	0.35%	0.16%
Portfolio turnover rate	69%	88%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2017 Semi-Annual Report	33

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/29/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.56	$10.00

Income from investment operations
Investment income, net†‡	0.03	0.04
Net realized and unrealized gain on investment transactions and foreign currency transactions	1.09	0.53	(b)

Total from investment operations	1.12	0.57

Less dividends:
Dividends from net investment income	(0.03)	(0.01)

Net asset value, end of period	$11.65	$10.56

Total return (d)	10.60%	5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$663,522	$603,862
Average net assets (000 omitted)	$645,674	$175,999
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	0.91%	1.05%
Expenses, before waivers/reimbursements* (e)	0.92%	1.15%
Net investment income*‡	0.56%	0.49%
Portfolio turnover rate	69%	88%

See Footnote Summary on page 42.

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/29/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.56	$10.00

Income from investment operations
Investment income, net†‡	0.03	0.04
Net realized and unrealized gain on investment transactions and foreign currency transactions	1.09	0.53	(b)

Total from investment operations	1.12	0.57

Less dividends:
Dividends from net investment income	(0.03)	(0.01)

Net asset value, end of period	$11.65	$10.56

Total return (d)	10.62%	5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$140,263	$126,780
Average net assets (000 omitted)	$136,851	$36,539
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	0.88%	1.05%
Expenses, before waivers/reimbursements* (e)	0.89%	1.35%
Net investment income*‡	0.59%	0.49%
Portfolio turnover rate	69%	88%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2017 Semi-Annual Report	35

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/21/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.92	$10.00

Income from investment operations:
Net investment income (loss)†‡	(0.01)	0.11
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.44	0.81

Total from investment operations	0.43	0.92

Less dividends and distributions:
Dividends from net investment income	(0.14)	0
Distributions from net realized gain on investment transactions	(0.12)	0

Total dividends and distributions	(0.26)	0

Net asset value, end of period	$11.09	$10.92

Total return (d)	4.16%	9.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$58,908	$37,226
Average net assets (000 omitted)	$44,105	$14,117
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	1.35%	1.35%
Expenses, before waivers/reimbursements* (e)	1.39%	1.53%
Net investment income (loss)*‡	(0.10)%	1.38%
Portfolio turnover rate	27%	51%

See Footnote Summary on page 42.

See Notes to Financial Statements.

36	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/21/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.93	$10.00

Income from investment operations
Investment income, net†‡	0.01	0.15
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.43	0.78

Total from investment operations	0.44	0.93

Less dividends and distributions:
Dividends from net investment income	(0.15)	0
Distributions from net realized gain on investment transactions	(0.12)	0

Total dividends and distributions	(0.27)	0

Net asset value, end of period	$11.10	$10.93

Total return (d)	4.29%	9.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$462,267	$367,468
Average net assets (000 omitted)	$393,259	$230,324
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	1.10%	1.10%
Expenses, before waivers/reimbursements* (e)	1.13%	1.22%
Net investment income*‡	0.10%	1.87%
Portfolio turnover rate	27%	51%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2017 Semi-Annual Report	37

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/21/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.93	$10.00

Income from investment operations
Investment income, net†‡	0.00 (c)	0.15
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.44	0.78

Total from investment operations	0.44	0.93

Less dividends and distributions:
Dividends from net investment income	(0.15)	0
Distributions from net realized gain on investment transactions	(0.12)	0

Total dividends and distributions	(0.27)	0

Net asset value, end of period	$11.10	$10.93

Total return (d)	4.29%	9.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$278,171	$254,068
Average net assets (000 omitted)	$254,655	$187,312
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	1.10%	1.10%
Expenses, before waivers/reimbursements* (e)	1.12%	1.26%
Net investment income*‡	0.08%	1.92%
Portfolio turnover rate	27%	51%

See Footnote Summary on page 42.

See Notes to Financial Statements.

38	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/21/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.57	$10.00

Income from investment operations:
Investment income, net†‡	0.03	0.21
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.71	0.36	(b)

Total from investment operations	0.74	0.57

Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.00	)(c)
Distributions from net realized gain on investment transactions	(0.03)	0

Total dividends and distributions	(0.17)	0

Net asset value, end of period	$11.14	$10.57

Total return (d)	7.11%	5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$109,630	$68,977
Average net assets (000 omitted)	$83,756	$27,169
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	1.18%	1.20%
Expenses, before waivers/reimbursements* (e)	1.24%	1.34%
Net investment income*‡	0.62%	2.70%
Portfolio turnover rate	39%	79%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2017 Semi-Annual Report	39

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/21/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.57	$10.00

Income from investment operations
Investment income, net†‡	0.04	0.23
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.71	0.35 (b)

Total from investment operations	0.75	0.58

Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.01)
Distributions from net realized gain on investment transactions	(0.03)	0

Total dividends and distributions	(0.17)	(0.01)

Net asset value, end of period	$11.15	$10.57

Total return (d)	7.27%	5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$961,623	$737,765
Average net assets (000 omitted)	$811,190	$459,166
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	0.93%	0.95%
Expenses, before waivers/reimbursements* (e)	0.99%	1.06%
Net investment income*‡	0.81%	2.93%
Portfolio turnover rate	39%	79%

See Footnote Summary on page 42.

See Notes to Financial Statements.

40	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	12/21/2015(a) TO 9/30/16
Net asset value, beginning of period	$10.58	$10.00

Income from investment operations
Investment income, net†‡	0.04	0.24
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.71	0.35 (b)

Total from investment operations	0.75	0.59

Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.01)
Distributions from net realized gain on investment transactions	(0.03)	0

Total dividends and distributions	(0.17)	(0.01)

Net asset value, end of period	$11.16	$10.58

Total return (d)	7.26%	5.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$452,380	$421,721
Average net assets (000 omitted)	$424,077	$295,180
Ratio to average net assets of:
Expenses, net of waivers/reimbursements* (e)	0.93%	0.95%
Expenses, before waivers/reimbursements* (e)	0.99%	1.10%
Net investment income*‡	0.73%	3.04%
Portfolio turnover rate	39%	79%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2017 Semi-Annual Report	41

Financial Highlights (continued)

*	Annualized, except for certain non-recurring fees.
†	Based on average shares outstanding.
‡	Net of fees and expenses waived by the Adviser.
(a)	Commencement of operations.
(b)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolios’ change in net realized and unrealized gain (loss) on investment transactions for the period.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	In connection with the Portfolios’ investments in affiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)
Small Cap Core Portfolio	0.00%	(f)
International Small Cap Portfolio	0.01%
International Strategic Equities Portfolio	0.01%

(f)	Amount is less than .005%.

See Notes to Financial Statements.

42	Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is a managed open-end registered investment company, incorporated in Maryland on September 11, 2015. The Fund operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and individually the “Portfolio”) with the following share classes offered: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Small Cap Core Portfolio commenced operations on December 29, 2015. International Small Cap Portfolio and International Strategic Equities Portfolio commenced operations on December 21, 2015.

Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad

2017 Semi-Annual Report	43

Notes to Financial Statements (continued)

market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2017:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks(a)	$799,794,087	$0	$0	$799,794,087
Short-Term Investments	5,773,200	0	0	5,773,200
Total Investments in Securities	805,567,287	0	0	805,567,287
Other Financial Instruments(b):
Assets:
Futures	335,394	0	0	335,394	(c)
Liabilities	0	0	0	0
Total(d)	$805,902,681	$0	$0	$805,902,681

44	Bernstein Fund, Inc.

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Common Stocks:
Consumer Discretionary	$44,779,228	$120,031,567		$0	$164,810,795
Industrials	45,252,457	82,990,770		0	128,243,227
Information Technology	16,111,477	96,521,114		0	112,632,591
Materials	12,887,115	65,788,547		0	78,675,662
Consumer Staples	24,201,290	54,096,838		0	78,298,128
Financials	13,923,785	38,937,584		0	52,861,369
Health Care	13,236,392	35,035,993		0	48,272,385
Real Estate	20,137,680	14,241,215		0	34,378,895
Energy	7,233,580	13,484,856		0	20,718,436
Utilities	3,670,047	10,774,012		0	14,444,059
Telecommunication Services	4,918,723	6,435,522		0	11,354,245
Warrants	0	15,065,095		0	15,065,095
Investment Companies	13,307,356	0		0	13,307,356
Rights	73,176	0		0	73,176
Short-Term Investments	23,812,365	0		0	23,812,365
Total Investments in Securities	243,544,671	553,403,113	(e)	0	796,947,784
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	0	1,537,166		0	1,537,166
Liabilities:
Forward Currency Exchange Contracts	0	(658,314)		0	(658,314)
Total(f)(g)	$243,544,671	$554,281,965		$0	$797,826,636

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Common Stocks:
Financials	$49,535,493	$317,149,971		$0	$366,685,464
Information Technology	64,654,807	161,581,279		0	226,236,086
Industrials	16,859,273	188,089,045		0	204,948,318
Consumer Discretionary	32,431,915	124,174,010		0	156,605,925
Materials	7,916,531	121,950,768		0	129,867,299
Energy	22,718,435	81,809,822		0	104,528,257
Consumer Staples	15,027,251	88,637,561		0	103,664,812
Telecommunication Services	12,845,767	50,035,503		0	62,881,270
Utilities	6,045,030	42,694,090		0	48,739,120
Health Care	12,308,302	22,312,018		0	34,620,320
Real Estate	0	23,510,190		0	23,510,190
Short-Term Investments	38,046,796	0		0	38,046,796
Total Investments in Securities	278,389,600	1,221,944,257	(e)	0	1,500,333,857
Other Financial Instruments(b):
Assets:
Futures	206,121	0		0	206,121	(c)
Forward Currency Exchange Contracts	0	5,222,039		0	5,222,039

2017 Semi-Annual Report	45

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities:
Forward Currency Exchange Contracts	$0	$(4,733,581)	$0	$(4,733,581)
Total(h)(i)	$278,595,721	$1,222,432,715	$0	$1,501,028,436

(a)	See schedule of investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the schedule of investments.

(d)	There were no transfers between any levels during the reporting period.

(e)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

(f)	An amount of $11,329,441 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(g)	An amount of $52,950,692 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

(h)	There were no transfers from Level 1 to Level 2 during the reporting period.

(i)	An amount of $15,790,556 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

46	Bernstein Fund, Inc.

C.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior tax year) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. The Portfolios amortize premiums and accrete discounts as adjustments to interest income.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

2017 Semi-Annual Report	47

Notes to Financial Statements (continued)

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

I.	Organization and Offering Expenses

The organizational expense of $45,957 (for the fiscal period) was expensed and reimbursed by the Adviser pursuant to the expense limitation agreement for each Portfolio. Offering costs of $103,529, $103,639 and $103,529 have been deferred and are being amortized on a straight line basis over a one year period starting from December 29, 2015 (commencement of operations) for Small Cap Core Portfolio and from December 21, 2015 (commencement of operations) for International Small Cap Portfolio and International Strategic Equities Portfolio, respectively.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO	FIRST $1 BILLION	NEXT $3 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
International Strategic Equities	0.925%	0.850%	0.800%	0.750%	0.650%	0.600%

The Adviser has contractually agreed to waive the annual investment management fees of the International Strategic Equities Portfolio by an amount equal to 0.05% per annum of the average net assets of the Portfolio through January 27, 2018. For the period ending March 31, 2017, such waiver amounted to $332,466.

48	Bernstein Fund, Inc.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%
International Small Cap	1.35%	1.10%	1.10%
International Strategic Equities	1.20%	0.95%	0.95%

Any fees waived and expenses borne by the Adviser for the Portfolios through September 30, 2016 are subject to repayment by the Portfolios until September 30, 2019, such waivers that are subject to repayment amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$161,882
International Small Cap	420,136
International Strategic Equities	425,084

Any fees waived and expenses borne by the Adviser from October 1, 2016 through January 4, 2017 are subject to repayment by the Funds until September 30, 2020; such waivers that are subject to repayment amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$0
International Small Cap	20,030
International Strategic Equities	1,709

During the six months ended March 31, 2017, the International Strategic Equities Portfolio made repayments to the Adviser in the amount of $1,709.

In any case, no repayment will be made that would cause the Portfolios’ total annual fund operating expenses to exceed the net fee percentage set forth per the Expense Caps. The Expense Caps may not be terminated by the Adviser before January 27, 2018. During the six months ended March 31, 2017, such reimbursement/waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$0
International Small Cap	63,021
International Strategic Equities	0

Pursuant to the investment management agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. During the six months ended March 31, 2017, the Adviser voluntarily agreed to waive such fees amounting to:

PORTFOLIO	AMOUNT
Small Cap Core	$30,507
International Small Cap	30,507
International Strategic Equities	30,776

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Bernstein Fund, Inc. and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their Bernstein Fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment

2017 Semi-Annual Report	49

Notes to Financial Statements (continued)

policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

Under a Transfer Agency Agreement between the Bernstein Fund, Inc., on behalf of the AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2017, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $121,795; International Small Cap Portfolio, $80,917; and International Strategic Equities Portfolio, $96,457.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolios’ average daily net assets invested in such Portfolios and bear its own expenses. In connection with the investment by the Portfolios in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended March 31, 2017, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$9,257
International Small Cap	19,164
International Strategic Equities	38,308

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2017 is as follows:

PORTFOLIO	MARKET VALUE 9/30/16 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/17 (000)	DIVIDEND INCOME (000)
Small Cap Core	$12,157	$103,261	$109,645	$5,773	$18
International Small Cap	13,549	105,401	95,138	23,812	36
International Strategic Equities	31,905	255,815	249,673	38,047	71

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended March 31, 2017, there were no purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein & Co., Ltd., affiliates of the Adviser, for the six months ended March 31, 2017 were as follows:

PORTFOLIO	TOTAL COMMISSIONS	SANFORD C. BERNSTEIN & CO., LLC	SANFORD C. BERNSTEIN & CO., LTD.
Small Cap Core	$666,906	$0	$0
International Small Cap	408,203	0	0
International Strategic Equities	875,982	0	0

50	Bernstein Fund, Inc.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2017, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$537,251,547	$0	$529,539,580	$0
International Small Cap	281,917,536	0	179,911,132	0
International Strategic Equities	663,857,967	0	499,874,044	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$90,483,395	$(14,540,536)	$75,942,859
International Small Cap	112,088,349	(17,067,463)	95,020,886
International Strategic Equities	189,565,649	(21,784,587)	167,781,062

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Each

2017 Semi-Annual Report	51

Notes to Financial Statements (continued)

Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolio’s credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2017, the Small Cap Core Portfolio held futures for non-hedging purposes and International Strategic Equities Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of their Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to currency exchange contracts would have on the investment program of these Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2017, the International Small Cap Portfolio held forward currency exchange contracts for hedging purposes and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are

52	Bernstein Fund, Inc.

triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended March 31, 2017, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$335,394	*
Total		$335,394

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$4,908,162	$(173,349)
Total		$4,908,162	$(173,349)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$1,537,166	Unrealized depreciation on forward currency exchange contracts	$658,314
Total		$1,537,166		$658,314

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$(1,277,019)	$670,499
Total		$(1,277,019)	$670,499

2017 Semi-Annual Report	53

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$206,121	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	5,222,039		Unrealized depreciation on forward currency exchange contracts	$4,733,581
Total		$5,428,160			$4,733,581

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(801,999)	$502,359
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(2,618,895)	1,193,248
Total		$(3,420,894)	$1,695,607

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2017

SMALL CAP CORE PORTFOLIO
Futures:
Average original value of buy contracts	$44,662,309

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$75,353,565
Average principal amount of sale contracts	$60,889,979

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Futures:
Average original value of buy contracts	$23,641,115

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$281,987,960
Average principal amount of sale contracts	$288,195,747

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

54	Bernstein Fund, Inc.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Portfolio as of March 31, 2017:

SMALL CAP CORE PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	SECURITY COLLATERAL RECEIVED	NET AMOUNT OF DERIVATIVES ASSETS
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.*	$106,330	$0	$0	$0	$106,330

Total	$106,330	$0	$0	$0	$106,330

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at March 31, 2017.

INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	SECURITY COLLATERAL RECEIVED	NET AMOUNT OF DERIVATIVES ASSETS
OTC Derivatives:
Barclays Bank PLC	$1,193,211	$(262,771)	$0	$0	$930,440
Citibank, NA	33,625	(33,625)	0	0	0
Royal Bank of Scotland PLC	148,757	0	0	0	148,757
State Street Bank & Trust Co.	161,573	0	0	0	161,573

Total	$1,537,166	$(296,396)	$0	$0	$1,240,770	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	SECURITY COLLATERAL PLEDGED	NET AMOUNT OF DERIVATIVES LIABILITIES
OTC Derivatives:
Bank of America, NA	$45,611	$0	$0	$0	$45,611
Barclays Bank PLC	262,771	(262,771)	0	0	0
Citibank, NA	85,671	(33,625)	0	0	52,046
UBS AG	264,261	0	0	0	264,261

Total	$658,314	$(296,396)	$0	$0	$361,918	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2017 Semi-Annual Report	55

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	SECURITY COLLATERAL RECEIVED	NET AMOUNT OF DERIVATIVES ASSETS
OTC Derivatives:
Australia & New Zealand Banking Group Ltd.	$182,880	$0	$0	$0	$182,880
Bank of America, NA	148,186	(19,554)	0	0	128,632
Barclays Bank PLC	673,435	0	0	0	673,435
Citibank, NA	2,037,508	(2,037,508)	0	0	0
Credit Suisse International	52,369	(52,369)	0	0	0
Morgan Stanley & Co., Inc.	89,396	(89,396)	0	0	0
Royal Bank of Scotland PLC	52,152	(52,152)	0	0	0
State Street Bank & Trust Co.	894,360	(449,071)	0	0	445,289
UBS AG	1,091,753	(84,162)	0	0	1,007,591

Total	$5,222,039	$(2,784,212)	$0	$0	$2,437,827	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED	NET AMOUNT OF DERIVATIVES LIABILITIES
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.**	$61,110	$0	$(61,110)	$0	$0

Total	$61,110	$0	$(61,110)	$0	$0

OTC Derivatives:
Bank of America, NA	$19,554	$(19,554)	$0	$0	$0
Citibank, NA	2,988,636	(2,037,508)	0	0	951,128
Credit Suisse International	154,928	(52,369)	0	0	102,559
Morgan Stanley & Co., Inc.	148,861	(89,396)	0	0	59,465
Royal Bank of Scotland PLC	888,369	(52,152)	0	0	836,217
State Street Bank & Trust Co.	449,071	(449,071)	0	0	0
UBS AG	84,162	(84,162)	0	0	0

Total	$4,733,581	$(2,784,212)	$0	$0	$1,949,369	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at March 31, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be

56	Bernstein Fund, Inc.

more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended September 30, 2016 was as follows:

PORTFOLIO	2016
Small Cap Core
Distributions paid from:
Ordinary income	$1,000

Total distributions paid	$1,000

International Small Cap
Distributions paid from:
Ordinary income	$0

Total distributions paid	$0

International Strategic Equities
Distributions paid from:
Ordinary income	$2,549

Total distributions paid	$2,549

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(a)	UNREALIZED APPRECIATION/ (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$833,238	$0	$(2,671,767)	$39,658,401	$37,819,872
International Small Cap	15,211,458	0	0	61,566,832	76,778,290
International Strategic Equities	18,476,174	2,474,182	0	76,878,015	97,828,371

(a)	As of September 30, 2016, Small Cap Core Portfolio had a net capital loss carryforward of $2,671,767.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax treatment of the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2016, Small Cap Core Portfolio had a net short-term capital loss carryforward of $2,671,767 which may be carried forward for an indefinite period.

2017 Semi-Annual Report	57

Notes to Financial Statements (continued)

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks identified above such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. In the past several years, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. Recently, some securities markets, particularly in Europe and Asia, have been very volatile and have declined in value significantly. These market conditions may continue, worsen, or spread. The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates low. Other governments have tried to support markets by buying stocks and through other market interventions. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has terminated certain of its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support could negatively affect financial markets generally, raise interest rates, increase market volatility, and reduce the value and liquidity of securities in which the Portfolios invest.

Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The United Kingdom has voted to withdraw from the EU, and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in

58	Bernstein Fund, Inc.

securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging strategies as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The U.S. Government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, may limit their availability or utility or otherwise adversely affect their performance, or may disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are an actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk—Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and selection risk. In addition, if a Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cybersecurity Risk—Cybersecurity incidents may allow an unauthorized party to gain access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

2017 Semi-Annual Report	59

Notes to Financial Statements (continued)

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares have been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the six months ended March 31, 2017 and the period ended September 30, 2016, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/29/15(a) TO 9/30/16	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/29/15(a) TO 9/30/16
SCB Class Shares
Shares sold	298,937	503,212	$3,425,331	$4,871,414
Shares issued to shareholders on reinvestment of dividends	497	1	5,911	5
Shares redeemed	(42,105)	(41,305)	(479,887)	(407,153)

Net increase	257,329	461,908	2,951,355	4,464,266
Beginning of period	461,908	0	4,464,266	0

End of period	719,237	461,908	$7,415,621	$4,464,266

Advisor Class Shares
Shares sold	4,412,949	58,276,726	$50,540,130	$583,858,853
Shares issued to shareholders on reinvestment of dividends	108,173	0 (b)	1,287,265	5
Shares redeemed	(4,761,815)	(1,090,779)	(54,674,016)	(11,110,469)

Net increase (decrease)	(240,693)	57,185,947	(2,846,621)	572,748,389
Beginning of period	57,185,947	0	572,748,389	0

End of period	56,945,254	57,185,947	$569,901,768	$572,748,389

Class Z Shares
Shares sold	44,906	12,203,217	$473,919	$122,389,952
Shares issued to shareholders on reinvestment of dividends	32,787	102	390,160	990
Shares redeemed	(45,007)	(207,102)	(533,126)	(1,968,523)

Net increase	32,686	11,996,217	330,953	120,422,419
Beginning of period	12,006,217	10,000	120,522,419	100,000

End of period	12,038,903	12,006,217	$120,853,372	$120,522,419

(a)	Commencement of operations.

(b)	Share amount is less than one full share.

60	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16
SCB Class Shares
Shares sold	1,935,765	3,523,508	$20,573,185	$36,153,789
Shares issued to shareholders on reinvestment of dividends	90,511	0	918,683	0
Shares redeemed	(123,122)	(113,570)	(1,314,050)	(1,184,560)

Net increase	1,903,154	3,409,938	20,177,818	34,969,229
Beginning of period	3,409,938	0	34,969,229	0

End of period	5,313,092	3,409,938	$55,147,047	$34,969,229

Advisor Class Shares
Shares sold	9,253,447	34,896,865	$97,296,680	$339,718,913
Shares issued to shareholders on reinvestment of dividends	854,715	0	8,675,357	0
Shares redeemed	(2,080,806)	(1,267,416)	(22,046,967)	(13,172,262)

Net increase	8,027,356	33,629,449	83,925,070	326,546,651
Beginning of period	33,629,449	0	326,546,651	0

End of period	41,656,805	33,629,449	$410,471,721	$326,546,651

Class Z Shares
Shares sold	1,190,245	24,250,748	$12,200,000	$229,951,001
Shares issued to shareholders on reinvestment of dividends	627,251	0	6,366,603	0
Shares redeemed	0	(1,008,000)	0	(9,541,180)

Net increase	1,817,496	23,242,748	18,566,603	220,409,821
Beginning of period	23,252,748	10,000	220,409,821	0

End of period	25,070,244	23,252,748	$238,976,424	$220,409,821

(a)	Commencement of operations.

2017 Semi-Annual Report	61

Notes to Financial Statements (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16	SIX MONTHS ENDED 3/31/17 (UNAUDITED)	FOR THE PERIOD 12/21/15(a) TO 9/30/16
SCB Class Shares
Shares sold	3,491,926	6,707,227	$37,042,563	$67,376,960
Shares issued to shareholders on reinvestment of dividends	106,630	1	1,099,368	4
Shares redeemed	(283,917)	(178,970)	(3,034,082)	(1,832,999)

Net increase	3,314,639	6,528,258	35,107,849	65,543,965
Beginning of period	6,528,258	0	65,543,965	0

End of period	9,842,897	6,528,258	$100,651,814	$65,543,965

Advisor Class Shares
Shares sold	20,006,793	72,141,616	$211,205,115	$699,986,523
Shares issued to shareholders on reinvestment of dividends	1,072,120	1	11,053,548	5
Shares redeemed	(4,627,302)	(2,356,484)	(49,072,081)	(23,990,138)

Net increase	16,451,611	69,785,133	173,186,582	675,996,390
Beginning of period	69,785,133	0	675,996,390	0

End of period	86,236,744	69,785,133	$849,182,972	$675,996,390

Class Z Shares
Shares sold	4,114	40,341,955	$42,410	$393,857,001
Shares issued to shareholders on reinvestment of dividends	671,593	252	6,937,549	2,540
Shares redeemed	0	(507,252)	0	(4,824,198)

Net increase	675,707	39,834,955	6,979,959	389,035,343
Beginning of period	39,844,955	10,000	389,135,343	100,000

End of period	40,520,662	39,844,955	$396,115,302	$389,135,343

(a)	Commencement of operations.

Prior to commencement of operations, the Portfolios had no operations other than the sale of Class Z Shares to the Adviser of 10,000 shares at $10 per share for each Portfolio.

NOTE 7.	Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

62	Bernstein Fund, Inc.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2017 Semi-Annual Report	63

Bernstein Fund, Inc.

BOARD OF DIRECTORS

Bart Freidman(1)

Chairman

Seth Masters

President

Suzanne Brenner(1)

Director

R. Jay Gerken(1)

Director

William Kristol(1)

Director

Debra Perry(1)

Director

Donald Peterson(1)

Director

OFFICERS

Philip L. Kirstein,

Senior Vice President and Independent Compliance Officer

Andrew Birse(2),

Vice President

Peter Chocian(2),

Vice President

Liliana Dearth(2),

Vice President

Serdar Kalaycioglu(2),

Vice President

Samantha Lau(2),

Vice President

Stuart Rae(2),

Vice President

Shri Singhvi(2),

Vice President

Sammy Suzuki(2),

Vice President

Nelson Yu(2),

Vice President

Joseph J. Mantineo,

Treasurer and Chief Financial Officer

Emilie D. Wrapp,

Secretary

Phyllis J. Clarke,

Controller

Vincent S. Noto,

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

PRINCIPAL UNDERWRITER

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Messrs. Rae and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the International Strategic Equities Portfolio. Ms. Dearth and Messrs. Birse, Chocian and Yu are the investment professionals with the most significant responsibility for the day-to-day management of the International Small Cap Portfolio. Ms. Lau and Messrs. Kalaycioglu and Singhvi are the investment professionals with the most significant responsibility for the day-to-day management of the Small Cap Core Portfolio.

64	Bernstein Fund, Inc.

Board Consideration of the Fund’s Investment Advisory and Management Agreement

Bernstein Fund, Inc.

International Strategic Equities Portfolio

International Small Cap Portfolio

Small Cap Core Portfolio

The Board of Directors, including the Directors who are not interested persons of the Fund (the “Directors”) of Bernstein Fund, Inc. (the “Fund”) unanimously approved the Fund’s Investment Advisory and Management Agreement (the “Advisory Agreement”) with AllianceBernstein L.P. (the “Adviser”) in respect of the International Strategic Equities, the International Small Cap and the Small Cap Core Portfolios (each, a “Portfolio” and collectively the “Portfolios”) for an initial two-year period at a meeting held on September 17, 2015.

Prior to approval of the Advisory Agreement, the Directors had requested from the Adviser, and received and evaluated, extensive materials. In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement and considered whether approval of the Advisory Agreement would be in the best interests of each respective Portfolio.

The Board of Directors also reviewed an independent evaluation by the Fund’s Senior Officer of the reasonableness of the advisory fees in the Advisory Agreement, wherein the Senior Officer concluded that the contractual fees contained in the Adviser’s proposal were reasonable with respect to all Portfolios and within the range of what would have been negotiated at arms-length in light of the surrounding circumstances.

The matters discussed below where considered separately by the Independent Directors in executive sessions, during which experienced counsel that is independent of the Adviser provided guidance to the Independent Directors. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the Advisory Agreement including the fees to be charged for services thereunder, as described below.

Fees and Other Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio as proposed by the Adviser (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”), at a hypothetical common asset level of $750 million for the International Strategic Equities Portfolio, $350 million for the International Small Cap Portfolio and $850 million for the Small Cap Core Portfolio. Both the peer groups and the funds within each peer group, with respect to the fee and expense data, were prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data. Where applicable, the Board considered similarities and differences between each Portfolio and the other funds in its respective peer group, including the relationship of fees to the size of fund assets. The Senior Officer also performed analyses of the advisory fees and compared such analyses to the Portfolios’ peer groups.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser.

On the basis of its review and consideration of the proposed fees as described above and the Board’s review of the other factors described below, and in light of the Adviser’s agreement to waive a portion of the advisory fees of the International Strategic Equities Portfolio for the first year of operations, the Board concluded that the contractual advisory fees are reasonable.

Nature, Extent and Quality of Services

The Directors, including the Independent Directors, considered the nature and quality of the services to be provided by the Adviser to the Portfolios gained from their experience as Directors of the Sanford C. Bernstein Fund, Inc. (the “SCB Fund”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement

2017 Semi-Annual Report	65

Board Consideration of the Fund’s Investment Advisory and Management Agreement (continued)

organizational and operational changes designed to improve investment results and the services provided to the SCB Fund Portfolios. The Directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the SCB Fund Portfolios and review extensive materials and information presented by the Adviser.

Since the Portfolios had not yet commenced operations and there were no existing SCB Fund Portfolios with the same investment style as the Portfolios, no performance or other historical information for the Portfolios was available from the Adviser. Based on the Adviser’s written and oral presentations regarding the management of the Portfolios and their general knowledge of the Adviser’s competence in managing mutual funds, the Directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolios.

The Directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the SCB Fund. They also noted the professional experience and qualifications of the Portfolios’ portfolio managers and other members of the investment team and other senior personnel of the Adviser.

The Directors also considered that the Advisory Agreement provides that the Portfolios may reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided to the Portfolios by employees of the Adviser or its affiliates. The methodology for determining reimbursement amounts was reviewed with the Directors at the meeting and the Directors noted that this methodology had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The Directors also noted the Adviser’s agreement not to seek reimbursement under this provision during the first year of operations of the Fund.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

Because the Fund had not yet commenced operations, the Directors were unable to consider historical information about the profitability of the Portfolios. However, the Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Advisory Agreement. The Directors also referred to the profitability information they had received with respect to the existing Portfolios of the SCB Fund. The Directors also considered the anticipated costs to be borne by the Adviser in providing services to the Portfolios particularly during the initial period before the Portfolios reached projected asset levels.

Economies of Scale

The Board of Directors, including the Independent Directors, considered the possibility that the Adviser may realize economies of scale in the future in its overall mutual fund business or those components of it which directly or indirectly affect the Fund’s operations.

The Board concluded that the benefits of any potential economies of scale with respect to the Bernstein Portfolios during the initial two-year term of the Advisory Agreement for the Bernstein Fund were expected to be appropriately shared with Portfolio investors by way of, among other things, the International Strategic Equities Portfolio’s breakpoint arrangements as currently in effect, expense caps and fee waivers on the Portfolios, and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements.

Fall-Out Benefits and Other Revenue

The Board of Directors, including the Independent Directors, also took into account potential so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the

66	Bernstein Fund, Inc.

Adviser) with respect to certain share classes, to the extent offered, and transfer agency fees paid to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, and in light of the Adviser’s agreement to waive the advisory fee of the International Strategic Equities Portfolio by an amount equal to 0.05% per annum of the net assets of the Portfolio through December 21, 2016, the Board determined to approve the Advisory Agreement of the Bernstein Fund for an initial two-year term as set forth below:

ADVISORY FEE SCHEDULE
International Small Cap Portfolio	1.00% of the Portfolio’s average net assets.

International Strategic Equities Portfolio	0.925% of the first $1 billion of the Portfolio average net assets, 0.85% of the excess over $1 billion up to $4 billion, 0.80% of the excess over $4 billion up to $6 billion, 0.75% of the excess over $6 billion up to $8 billion, 0.65% of the excess over $8 billion up to $10 billion, and 0.60% of the excess of the Portfolio’s average net assets over $10 billion. The Adviser has contractually agreed to waive 0.05% of the management fee through December 21, 2016.

Small Cap Core Portfolio	0.80% of the Portfolio’s average net assets.

2017 Semi-Annual Report	67

Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC–0152–0317

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date: May 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 26, 2017